                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-2901

                   RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 11/30

Date of reporting period: 11/30

Annual Report
and Prospectus

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
TAX-EXEMPT HIGH INCOME FUND

ANNUAL REPORT FOR
THE PERIOD ENDED
NOVEMBER 30, 2007
(Prospectus also enclosed)


RIVERSOURCE TAX-EXEMPT HIGH INCOME
FUND SEEKS TO PROVIDE SHAREHOLDERS
WITH A HIGH YIELD GENERALLY EXEMPT
FROM FEDERAL INCOME TAXES.

This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.

TABLE OF CONTENTS

Fund Snapshot.......................      3

Performance Summary.................      5

Questions & Answers
   with Portfolio Management........      7

The Fund's Long-term Performance ...     12

Fund Expenses Example...............     14

Portfolio of Investments............     16

Financial Statements................     44

Notes to Financial Statements.......     47

Report of Independent Registered
   Public Accounting Firm...........     61

Federal Income Tax Information......     62

Board Members and Officers..........     65

Proxy Voting........................     68

Change in Independent Registered
   Public Accounting Firm...........     69

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.
--------------------------------------------------------------------------------

 2 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT

FUND SNAPSHOT AT NOV. 30, 2007

FUND OBJECTIVE

RiverSource Tax-Exempt High Income Fund seeks to provide shareholders with a high yield generally exempt from federal income taxes.

QUALITY BREAKDOWN

Percentage of bond portfolio assets
(PIE CHART)

AAA bonds                                                    46.1%
AA bonds                                                     18.3%
A bonds                                                      16.1%
BBB bonds                                                    16.1%
Non-investment grade bonds                                    2.8%
Non-rated bonds                                               0.6%

Bond ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 4.4% of the bond portfolio assets were determined through internal analysis.

TOP TEN STATES/TERRITORIES

Percentage of portfolio assets

California                           19.6%
New York                             11.6%
Puerto Rico                           5.0%
Massachusetts                         4.4%
Texas                                 3.7%
Minnesota                             3.6%
Michigan                              3.5%
Ohio                                  3.4%
Florida                               3.3%
Washington                            3.3%

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions.
--------------------------------------------------------------------------------

                RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT  3

FUND SNAPSHOT AT NOV. 30, 2007

STYLE MATRIX


        DURATION
SHORT    INT.     LONG
                   X          HIGH
                   X         MEDIUM     QUALITY
                              LOW

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.
PORTFOLIO MANAGER

                             YEARS IN INDUSTRY
Catherine Stienstra*                19

* The Fund is managed by a team of portfolio managers led by Catherine
  Stienstra.

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                      INHYX            05/07/79
Class B                      IHYBX            03/20/95
Class C                      AHECX            06/26/00
Total net assets                        $2.675 billion
Number of holdings                                 478
Effective maturity(1)                       15.1 years
Effective duration(2)                        7.6 years
Weighted average bond rating(3)                    AA-

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.
--------------------------------------------------------------------------------

 4 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                        For the year ended Nov. 30, 2007

                                  (BAR CHART)

RiverSource Tax-Exempt High Income Fund Class A
  (excluding sales charge)                              +0.83%

Lehman Brothers 3-Plus Year Municipal Bond Index
  (unmanaged)                                           +2.52%

Lipper General Municipal Debt Funds Index               +1.10%

(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL                   NET EXPENSES(A)
Class A                                           1.13%                        1.09%
Class B                                           1.88%                        1.84%
Class C                                           1.88%                        1.84%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Nov. 30, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding 0.30% of interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A, 1.54% for Class B and 1.54% for Class C. See the Notes to Financial Statements for more information regarding inverse floater program transactions.
--------------------------------------------------------------------------------

                RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT  5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT NOV. 30, 2007
                                                                               SINCE
WITHOUT SALES CHARGE                 1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 5/7/79)          +0.83%   +3.28%    +3.87%     +4.23%     +6.70%
 Class B (inception 3/20/95)         +0.07%   +2.57%    +3.08%     +3.44%     +4.22%
 Class C (inception 6/26/00)         +0.08%   +2.57%    +3.13%       N/A      +4.01%

WITH SALES CHARGE
 Class A (inception 5/7/79)          -3.93%   +1.62%    +2.85%     +3.70%     +6.50%
 Class B (inception 3/20/95)         -4.77%   +1.32%    +2.73%     +3.44%     +4.22%
 Class C (inception 6/26/00)         -0.89%   +2.57%    +3.13%       N/A      +4.01%

AT DEC. 31, 2007
                                                                               SINCE
WITHOUT SALES CHARGE                 1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 5/7/79)          +1.13%   +2.83%    +3.34%     +4.09%     +6.67%
 Class B (inception 3/20/95)         +0.36%   +2.13%    +2.56%     +3.30%     +4.18%
 Class C (inception 6/26/00)         +0.60%   +2.13%    +2.61%       N/A      +3.94%

WITH SALES CHARGE
 Class A (inception 5/7/79)          -3.67%   +1.19%    +2.36%     +3.55%     +6.48%
 Class B (inception 3/20/95)         -4.49%   +0.88%    +2.22%     +3.30%     +4.18%
 Class C (inception 6/26/00)         -0.37%   +2.13%    +2.61%       N/A      +3.94%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

--------------------------------------------------------------------------------

 6 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Catherine Stienstra replaced Rick LaCoff as portfolio manager of the RiverSource Tax-Exempt High Income Fund in August 2007. Below, Ms. Stienstra discusses the Fund's positioning and results for the 12 months ended Nov. 30, 2007.

Q: How did RiverSource Tax-Exempt High Income Fund perform for the fiscal year?

A: RiverSource Tax-Exempt High Income Fund's Class A Shares (excluding sales charge) gained 0.83% for the 12 months ended Nov. 30, 2007. The Fund underperformed the Lehman Brothers 3-Plus Year Municipal Bond Index (Lehman 3-Plus Index), which rose 2.52% for the period. The Fund also underperformed the Lipper General Municipal Debt Funds Index (Lipper Index), representing the Fund's peer group, which advanced 1.10% for the same time frame.

Q: What factors most significantly affected performance during the annual period?

A: The tax-exempt fixed income market significantly underperformed the taxable fixed income market for the annual period overall, as fallout from turmoil in the credit markets following turbulence in the subprime mortgage market and fears regarding liquidity spilled over into the municipal market. As investors grew increasingly risk averse, a flight-to-quality toward U.S. Treasuries ensued, driving Treasury yields materially lower. Another related factor that impacted the tax-exempt fixed income market during the fiscal year was municipal bond insurers' exposure to certain plagued securities. Investors grew concerned that the monoline insurers, which insure approximately 50% of the municipal bond market currently, might be challenged to maintain their AAA ratings.

   As the Federal Reserve Board (the Fed) sought to strengthen liquidity and calm market fears by cutting the targeted federal funds rate twice during the period by a total of 0.75%, short-term tax-exempt yields declined. Longer-dated municipal bond prices were weaker, as leveraged municipal participants liquidated longer positions. All told, then, the slope of the tax-exempt bond yield curve steepened over the annual period.

   THE BIGGEST POSITIVE CONTRIBUTOR TO THE FUND'S ANNUAL PERFORMANCE WAS ITS DURATION POSITIONING.


   The biggest positive contributor to the Fund's annual performance was its duration positioning. The Fund maintained a shorter duration than the Lehman
--------------------------------------------------------------------------------

                RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT  7

QUESTIONS & ANSWERS

   3-Plus Index through the first half of the fiscal year, which helped as rates generally rose during these months. We then shifted the Fund's duration to neutral relative to the Lehman 3-Plus Index and subsequently lengthened the Fund's duration in mid-October. Such duration positioning strategy proved beneficial, as rates generally fell through the last months of the fiscal year. Duration is a measure of the Fund's sensitivity to changes in interest rates.

   Another positive contributing factor to Fund performance during this period was its yield curve positioning, that is, the way the Fund was positioned to respond to changes in short-term vs. longer-term interest rates. As longer-term municipal bonds underperformed shorter- and intermediate-term municipal bonds during the annual period, the Fund's modest position in longer-term bonds boosted the Fund's results relative to the Lehman 3-Plus Index.

   Shifts in allocation to non-enhanced municipal tobacco bonds also helped the Fund's results. The Fund had a significant allocation to these bonds through mid-July, as spreads, or the difference in yields between these securities and Treasuries, tightened. We then reduced the Fund's exposure to these tobacco bonds in mid-July, which benefited results, as greater supply than usual then caused spreads to widen. That said, this positive was offset by the fact that, even with the reduced exposure, the Fund still had a sizable position in non-enhanced municipal tobacco bonds compared to the Lehman 3-Plus Index, and this sector, primarily composed of BBB-rated bonds, underperformed the Lehman 3-Plus Index for the fiscal year as a whole. Indeed, having a significant allocation to bonds rated BBB across a variety of sectors and only a modest exposure to bonds rated AAA detracted from Fund results, as BBB-rated credits materially underperformed higher quality tax-exempt bonds for the annual period.

   Significant allocations to the state general obligation debt of California and to Commonwealth of Puerto Rico municipal bonds detracted from Fund results. Spreads on these bonds widened during the period, with particular focus in California on the state's concerns over real estate and in both places on continued budgetary troubles.

   Further detracting from the Fund's results was participation in a relatively new structure available in the municipal bond market known as a PLN (Percentage of Libor Note, wherein Libor is the London Interbank Offered Rate, the rate
--------------------------------------------------------------------------------

 8 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT

QUESTIONS & ANSWERS

   that the most credit-worthy international banks charge each other for large loans). Due to the substantial volatility in the market during the period, these PLNs did not perform as anticipated.

   A sizable position in prepaid natural gas municipal bonds, which is a AA-rated sector, also hurt the Fund's results. These bonds, which carry the backing of major investment firms, were impacted during the period by the broad brush of concern regarding these institutions and their exposure to subprime mortgages rather than by any worries about the underlying fundamentals of the credits themselves.

Q: What changes did you make to the Fund and how is it currently positioned?

A: As mentioned above, we shifted the Fund's duration positioning as market conditions changed and reduced the Fund's allocation to non-enhanced municipal tobacco bonds. We also significantly reduced the Fund's exposure to PLNs, which are quarterly reset Libor-based floating rate securities that pay an interest rate equal to a percentage of the three-month Libor plus a set yield premium. Finally, we reduced the Fund's position in longer-term bonds and added exposure to bonds with maturities in the intermediate segment of the yield curve.

   WE EXPECT THE FED TO EASE MONETARY POLICY FURTHER OVER THE MONTHS AHEAD, AND SO WE INTEND TO MAINTAIN THE FUND'S DURATION LONGER THAN THE LEHMAN 3-PLUS INDEX FOR THE NEAR TERM.


Q: What is the Fund's tactical view and strategy for the months ahead?

A: We expect the Fed to ease monetary policy further over the months ahead, and so we intend to maintain the Fund's duration longer than the Lehman 3-Plus Index for the near term. We also believe that the tax-exempt yield curve will continue to steepen, and so we seek opportunities to purchase municipal bonds with maturities at the shorter end of the yield curve, where we expect to see better performance.

   Overall, we intend to focus on higher quality municipal bonds, seeking buying opportunities in what was, in our view, probably overdone weakness in the tax-exempt bond market during the annual period. In implementing this strategy, we expect to reduce the Fund's exposure to California general obligation
--------------------------------------------------------------------------------

                RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT  9

QUESTIONS & ANSWERS

   bonds, as the state's economy as a whole and its real estate market in particular remain under pressure. We will closely monitor the Fund's position in any lower rated hospital credits, as Medicaid and Medicare may face budget cuts in a slowing economy. We also expect to reduce the Fund's exposure to prepaid natural gas municipal bonds on an opportunistic basis. As we maintain the Fund's emphasis on higher quality municipal bonds, we also, of course, intend to closely monitor the high yield sector of the tax-exempt bond market, seeking opportunities to add to the Fund's position here.

   We expect to see some consolidation amongst the municipal bond insurers over the coming months. That said, it remains our ongoing policy to focus on the underlying credit quality of all municipal securities held in the Fund, including those wrapped with any bond insurance, with an emphasis on fundamentals and little reliance on the insurers themselves as we make investment decisions.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.
--------------------------------------------------------------------------------

 10 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT

                       THIS PAGE LEFT BLANK INTENTIONALLY

THE FUND'S LONG-TERM PERFORMANCE

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Tax-Exempt High Income Fund Class A shares (from 12/1/97 to 11/30/07) as compared to the performance of two widely cited performance indices, the Lehman Brothers 3-Plus Year Municipal Bond Index and the Lipper General Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS

Results at Nov. 30, 2007
                                                                                          SINCE
                                          1 YEAR     3 YEARS    5 YEARS    10 YEARS    INCEPTION(3)
TAX-EXEMPT HIGH INCOME FUND
(INCLUDES SALES CHARGE)
 Class A Cumulative value of $10,000       $9,607    $10,494    $11,509    $14,415       $60,437
        Average annual total return         -3.93%     +1.62%     +2.85%     +3.70%        +6.50%
LEHMAN BROTHERS 3-PLUS YEAR MUNICIPAL BOND INDEX(1)
        Cumulative value of $10,000       $10,252    $11,369    $12,708    $17,049           N/A
        Average annual total return         +2.52%     +4.37%     +4.91%     +5.48%          N/A
LIPPER GENERAL MUNICIPAL DEBT FUNDS INDEX(2)
        Cumulative value of $10,000       $10,110    $11,203    $12,402    $15,701           N/A
        Average annual total return         +1.10%     +3.86%     +4.40%     +4.62%          N/A

Results for other share classes can be found on page 6.

--------------------------------------------------------------------------------

 12 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND LINE GRAPH)

                                                 RIVERSOURCE TAX-EXEMPT      LEHMAN BROTHERS 3-PLUS     LIPPER GENERAL MUNICIPAL
                                               HIGH INCOME FUND (INCLUDES      YEAR MUNICIPAL BOND            DEBT FUNDS
                                                    SALES CHARGE)                  INDEX(1)                    INDEX(2)
                                               --------------------------    ----------------------     ------------------------
'97                                                     $ 9,525                       $10,000                      $10,000
'98                                                      10,170                        10,798                       10,716
'99                                                       9,981                        10,626                       10,397
'00                                                      10,634                        11,550                       11,153
'01                                                      11,388                        12,589                       12,042
'02                                                      11,925                        13,414                       12,658
'03                                                      12,687                        14,364                       13,522
'04                                                      13,086                        14,994                       14,015
'05                                                      13,512                        15,621                       14,586
'06                                                      14,297                        16,630                       15,530
'07                                                      14,415                        17,049                       15,701

(1) The Lehman Brothers 3-Plus Year Municipal Bond Index, an unmanaged index, is a market value-weighted index of investment-grade fixed-rate municipal bonds with maturities of three years or more. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper General Municipal Debt Funds Index includes the 30 largest municipal debt funds tracked by Lipper Inc. The index's returns include net reinvested dividends.
(3) Fund data is from May 7, 1979. The Fund began operating before the inception of the Lehman Brothers 3-Plus Year Municipal Bond Index and Lipper peer group.

--------------------------------------------------------------------------------

               RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT  13

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov. 30, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 14 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT

                              BEGINNING         ENDING         EXPENSES
                            ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING       ANNUALIZED
                            JUNE 1, 2007    NOV. 30, 2007    THE PERIOD(A)   EXPENSE RATIO(B)
 Class A
   Actual(c)                   $1,000         $1,006.70          $5.48            1.09%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,019.60          $5.52            1.09%
 Class B
   Actual(c)                   $1,000         $1,002.90          $9.24            1.84%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,015.84          $9.30            1.84%
 Class C
   Actual(c)                   $1,000         $1,005.20          $9.25            1.84%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,015.84          $9.30            1.84%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.54% for Class B and 1.54% for Class
     C. See notes 1 and 8 to the financial statements.
(c) Based on the actual return for the six months ended Nov. 30, 2007: +0.67% for Class A, +0.29% for Class B and +0.52% for Class C.

--------------------------------------------------------------------------------

               RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS

NOV. 30, 2007
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

MUNICIPAL BONDS (93.7%)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
ALABAMA (0.6%)
City of Huntsville
 Unlimited General Obligation
 Refunding Warrants
 Series 2002D
  11-01-14                           5.50%       $3,425,000              $3,764,041
City of Mobile
 Unlimited General Obligation Warrants
 Series 2001 (AMBAC)
  02-15-12                           4.75         1,000,000               1,049,520
County of Jefferson
 Revenue Bonds
 Series 2004A
  01-01-23                           5.25         7,500,000               7,938,600
Montgomery Medical Clinic Board
 Revenue Bonds
 Jackson Hospital & Clinic
 Series 2006
  03-01-21                           5.13         3,750,000               3,694,838
                                                                    ---------------
Total                                                                    16,446,999
-----------------------------------------------------------------------------------

ALASKA (0.1%)
Alaska Energy Authority
 Refunding Revenue Bonds
 Bradley Lake
 3rd Series 1999 (FSA)
  07-01-14                           6.00         2,000,000               2,269,880
State of Alaska
 Refunding Revenue Bonds
 Series 2006A (MBIA) A.M.T.
  10-01-14                           5.00         1,500,000               1,596,990
                                                                    ---------------
Total                                                                     3,866,870
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)

ARIZONA (1.7%)
Arizona Health Facilities Authority
 Revenue Bonds
 Phoenix Childrens Hospital
 Series 2007B
  02-01-42                           4.43%       $7,500,000(k)           $7,400,475
Maricopa County Industrial Development Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004A
  07-01-23                           5.38         2,500,000               2,590,075
  07-01-26                           5.50         5,000,000               5,200,800
Phoenix Civic Improvement Corporation
 Refunding Revenue Bonds
 Junior Lien
 Series 2001 (FGIC)
  07-01-12                           5.00         1,800,000               1,922,526
Salt Verde Financial Corporation
 Revenue Bonds
 Series 2007
  12-01-32                           5.00        24,000,000              23,202,480
Tucson
 Refunding Revenue Bonds
 Series 2002 (FGIC)
  07-01-13                           5.50         2,380,000               2,621,546
  07-01-14                           5.50         1,500,000               1,647,945
                                                                    ---------------
Total                                                                    44,585,847
-----------------------------------------------------------------------------------

ARKANSAS (0.1%)
County of Washington
 Revenue Bonds
 Construction Regional Medical Center
 Series 2005A
  02-01-35                           5.00         4,250,000               3,957,515
-----------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)

CALIFORNIA (18.2%)
Abag Finance Authority for Nonprofit Corporations
 Revenue Bonds
 San Diego Hospital Association
 Series 2001A
  08-15-20                           6.13%       $3,750,000              $3,909,338
Bay Area Toll Authority
 Revenue Bonds
 Series 2007F
  04-01-31                           5.00        17,000,000              17,931,770
California Educational Facilities Authority
 Revenue Bonds
 University of Southern California
 Series 2007A
  10-01-37                           4.75         2,000,000               2,021,800
California Health Facilities Financing Authority
 Refunding Revenue Bonds
 Cedars-Sinai Medical Center
 Series 2005
  11-15-18                           5.00         2,200,000               2,299,638
  11-15-34                           5.00         1,000,000               1,003,220
California Health Facilities Financing Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004G
  07-01-23                           5.25         4,790,000               4,929,102
California Health Facilities Financing Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006A
  04-01-39                           5.25         4,500,000               4,581,630
California Health Facilities Financing Authority
 Revenue Bonds
 Lucile Salter Packard Hospital
 Series 2003C (AMBAC)
  08-15-25                           5.00         6,340,000               6,532,608
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006H (FGIC) A.M.T.
  08-01-30                           5.75         8,930,000               9,631,630

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
CALIFORNIA (CONT.)
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006K A.M.T.
  08-01-41                           4.80%       $3,500,000              $3,283,665
  02-01-42                           5.50        13,425,000              14,192,506
California Pollution Control Financing Authority
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2005C A.M.T.
  11-01-23                           5.13         1,000,000                 968,770
California Statewide Communities Development Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006B
  03-01-45                           5.25         9,500,000               9,625,969
California Statewide Communities Development Authority
 Revenue Bonds
 Sutter Health
 Series 2002B
  08-15-28                           5.50         4,000,000               4,169,000
Chabot-Las Positas Community College District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Election of 2004
 Zero Coupon
 Series 2006B (AMBAC)
  08-01-18                           4.65         1,500,000(l)              925,470
City of Azusa
 Special Tax Bonds Escrow
 Community Facilities
 Series 2007
  09-01-37                           5.00         2,845,000               2,527,669
City of Long Beach
 Refunding Revenue Bonds
 Series 2005A (MBIA) A.M.T.
  05-15-20                           5.00         2,520,000               2,613,416
  05-15-21                           5.00         5,000,000               5,162,900

                                             See accompanying notes to portfolio
of investments.
--------------------------------------------------------------------------------

               RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT  17

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
CALIFORNIA (CONT.)
City of San Jose
Revenue Bonds
Series 2001A (FGIC)
  03-01-31                           5.00%       $5,690,000              $5,788,209
City of San Jose
 Revenue Bonds
 Series 2007A (AMBAC) A.M.T.
  03-01-15                           5.00         3,000,000               3,204,270
  03-01-16                           5.00         3,000,000               3,208,620
East Bay Municipal Utility District
 Refunding Revenue Bonds
 Series 2007A (FGIC)
  06-01-37                           5.00         8,000,000               8,350,081
Foothill-De Anza Community College District
 Unlimited General Obligation Bonds
 Series 2007A (AMBAC)
  08-01-27                           5.00         1,500,000               1,556,940
Golden State Tobacco Securitization Corporation
 Asset-backed Revenue Bonds
 Series 2007A-1
  06-01-47                           5.13         7,000,000               5,938,730
Golden State Tobacco Securitization Corporation
 Enhanced Revenue Bonds
 Series 2005A (AMBAC)
  06-01-45                           5.00         7,750,000               7,759,532
Golden State Tobacco Securitization Corporation
 Prerefunded Revenue Bonds
 Series 2003A-1
  06-01-39                           6.75         5,750,000               6,682,075
  06-01-40                           6.63         5,100,000               5,895,141
Golden State Tobacco Securitization Corporation
 Revenue Bonds
 Series 2003A-1
  06-01-33                           6.25         5,265,000               5,784,971
Lake Elsinore Public Financing Authority
 Revenue Bonds
 Series 1997F
  09-01-20                           7.10         6,650,000               6,807,206

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
CALIFORNIA (CONT.)
Lammersville School District Community Facilities District
 Special Tax Bonds
 Mountain House
 Series 2006
  09-01-35                           5.13%         $875,000                $793,231
Los Angeles Department of Water & Power
 Revenue Bonds
 Series 2003A (FGIC)
  07-01-43                           5.00        11,750,000              11,946,225
Los Angeles Harbor Department
 Refunding Revenue Bonds
 Series 2006A (MBIA) A.M.T.
  08-01-13                           5.00         4,415,000               4,716,898
Los Angeles Unified School District
 Unlimited General Obligation Refunding Bonds
 Series 2002 (MBIA)
  07-01-16                           5.75         5,000,000               5,762,800
Northern California Power Agency
 Prerefunded Revenue Bonds
 Geothermal Project #3
 Series 1987A
  07-01-09                           5.00        13,535,000              13,727,603
Orange Unified School District Community Facilities
 Special Tax Bonds
 Del Rio School Facilities
 Series 2007-2
  09-01-37                           5.00         1,000,000                 889,750
Roseville Natural Gas Finance Authority
 Revenue Bonds
 Series 2007
  02-15-23                           5.00         3,775,000               3,703,841
  02-15-24                           5.00         6,280,000               6,116,343
  02-15-25                           5.00         1,365,000               1,322,057
  02-15-26                           5.00         3,030,000               2,917,617
  02-15-27                           5.00         3,080,000               2,947,837
  02-15-28                           5.00         7,075,000               6,745,800
San Diego Community College District
 Unlimited General Obligation Bonds
 Election of 2006
 Series 2007 (FSA)
  08-01-30                           5.00         2,500,000               2,643,025

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 18 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
CALIFORNIA (CONT.)
San Diego Unified School District
Unlimited General Obligation Refunding Bonds
Election of 1998
Series 2002D (FGIC)
  07-01-27                           5.00%       $8,000,000              $8,499,680
San Francisco City & County Airports Commission
 Revenue Bonds
 2nd Series 2000-26A (FGIC) A.M.T.
  05-01-22                           5.25        14,150,000              14,637,043
San Jose Redevelopment Agency
 Refunding Tax Allocation Bonds
 Merged Area Redevelopment Project
 Series 2004A (MBIA)
  08-01-18                           4.54         4,000,000               4,099,080
Simi Valley School Financing Authority
 Refunding Revenue Bonds
 University School District
 Series 2007 (FSA)
  08-01-23                           5.00         1,500,000               1,617,090
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2000
  12-01-23                           5.25         1,860,000               1,969,498
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2000 (MBIA)
  12-01-21                           5.25         4,150,000               4,392,033
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2001
  03-01-31                           5.13         7,000,000               7,408,870
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2004
  04-01-29                           5.30         5,584,000               6,179,366
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2004 (FGIC)
  02-01-33                           5.00         2,500,000               2,721,825

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
CALIFORNIA (CONT.)
State of California
 Unlimited General Obligation Bonds
 Series 2003
  02-01-17                           5.25%      $16,735,000             $17,949,794
  02-01-21                           5.25         2,500,000               2,635,925
  02-01-29                           5.25         5,000,000               5,158,900
  02-01-32                           5.00         8,835,000               8,921,053
State of California
 Unlimited General Obligation Bonds
 Series 2003 (MBIA)
  02-01-26                           5.25        15,000,000              15,772,200
State of California
 Unlimited General Obligation Bonds
 Series 2004
  03-01-28                           5.00        15,470,000              15,752,173
State of California
 Unlimited General Obligation Bonds
 Series 2004A
  07-01-14                           5.25         7,480,000               8,228,598
State of California
 Unlimited General Obligation Bonds
 Series 2006
  09-01-32                           5.00         4,000,000               4,056,280
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2003
  11-01-22                           5.00         5,000,000               5,146,450
  11-01-23                           5.13         5,000,000               5,176,000
  11-01-24                           5.13         8,000,000               8,256,400
  11-01-29                           5.25         5,375,000               5,581,776
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2005
  06-01-28                           5.00         6,255,000               6,380,163
  06-01-35                           4.75         2,500,000               2,451,075
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2006
  09-01-31                           5.00         6,000,000               6,088,680

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

               RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT  19

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
CALIFORNIA (CONT.)
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2007
  06-01-37                           5.00%      $34,200,000             $34,586,117
State of California
 Unlimited General Obligation Bonds
 Zero Coupon
 Series 1991-33 (MBIA)
  10-01-11                           3.83        20,800,000(l)           18,120,960
State of California
 Unlimited General Obligation Refunding Bonds
 Series 2005
  05-01-23                           5.00        18,500,000              19,088,115
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2001
  03-01-31                           5.13           500,000                 508,685
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2004
  04-01-29                           5.30             6,000                   6,278
Tobacco Securitization Authority of Southern California
 Revenue Bonds
 Series 2006-A1
  06-01-37                           5.00        13,435,000              11,343,304
Turlock Irrigation District
 Certificate of Participation
 Series 2003A (MBIA)
  01-01-33                           5.00         4,450,000               4,537,621
Walnut Energy Center Authority
 Revenue Bonds
 Series 2004A (AMBAC)
  01-01-29                           5.00         9,365,000               9,661,309
                                                                    ---------------
Total                                                                   488,451,244
-----------------------------------------------------------------------------------

COLORADO (1.4%)
Baptist Road Rural Transportation Authority
 Revenue Bonds
 Series 2007
  12-01-17                           4.80         1,000,000                 948,220
  12-01-22                           4.95         2,000,000               1,848,260
  12-01-26                           5.00         2,000,000               1,817,280

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
COLORADO (CONT.)
Colorado Health Facilities Authority
 Revenue Bonds
 Evangelical Lutheran
 Series 2005
  06-01-23                           5.25%       $1,200,000              $1,239,816
Colorado Housing & Finance Authority
 Revenue Bonds
 Single Family Mortgage
 Series 2003 Cl II-A-3 A.M.T.
  05-01-32                           5.15         3,500,000               3,509,660
Loveland Special Improvement District #1
 Unlimited General Obligation Bonds
 Series 2000
  07-01-29                           7.50         5,240,000               5,851,089
North Range Metropolitan District #1
 Prerefunded Limited General Obligation Bonds
 Series 2001
  12-15-31                           7.25        12,845,000              14,447,928
North Range Metropolitan District #2
 Limited Tax General Obligation Bonds
 Series 2007
  12-15-27                           5.50         2,765,000               2,568,574
  12-15-37                           5.50         3,100,000               2,656,669
University of Colorado
 Revenue Bonds
 Series 2002A (FGIC)
  06-01-12                           5.00         3,300,000               3,526,578
                                                                    ---------------
Total                                                                    38,414,074
-----------------------------------------------------------------------------------

CONNECTICUT (0.8%)
Mashantucket Western Pequot Tribe
 Subordinated Special Revenue Bonds
 Series 2006A
  09-01-36                           5.50         5,000,000(d)            4,711,100
State of Connecticut
 Prerefunded Unlimited General Obligation Bonds
 Series 2002B
  06-15-16                           5.50         7,900,000               8,628,775
State of Connecticut
 Unlimited General Obligation Refunding Bonds
 Series 2001E
  11-15-15                           5.13         6,875,000               7,272,719
                                                                    ---------------
Total                                                                    20,612,594
-----------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 20 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)

DISTRICT OF COLUMBIA (0.7%)
Metropolitan Washington Airports Authority
 Refunding Revenue Bonds
 Series 2007A (AMBAC) A.M.T.
  10-01-22                           4.75%       $4,250,000              $4,326,585
Metropolitan Washington Airports Authority
 Revenue Bonds
 Series 2001A (MBIA) A.M.T.
  10-01-27                           5.50        13,790,000              14,308,228
                                                                    ---------------
Total                                                                    18,634,813
-----------------------------------------------------------------------------------

FLORIDA (3.4%)
Brevard County Health Facilities Authority
 Revenue Bonds
 Health First Incorporated Project
 Series 2005
  04-01-24                           5.00         5,000,000               4,994,100
  04-01-34                           5.00         4,250,000               4,075,623
City of Lakeland
 Prerefunded Revenue Bonds
 Lakeland Regional Health Systems
 Series 2002
  11-15-32                           5.50         9,400,000              10,393,392
Florida State Board of Education
 Unlimited General Obligation Refunding Bonds
 Capital Outlay
 Series 2002D
  06-01-11                           5.00         7,295,000               7,698,049
Florida State Division of Bond Finance
 Refunding Revenue Bonds
 Department of Environmental Protection
 Series 1997B (AMBAC)
  07-01-12                           6.00         2,500,000               2,770,800
Harbor Bay Community Development District
 Special Assessment Bonds
 Series 2001B
  05-01-10                           6.35         2,840,000               2,821,000
Highlands County Health Facilities Authority
 Prerefunded Revenue Bonds
 Hospital -- Adventist Health Systems
 Series 2002B
  11-15-23                           5.25        10,300,000              11,160,256

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
FLORIDA (CONT.)
Highlands County Health Facilities Authority
 Refunding Revenue Bonds
 Hospital -- Adventist Health Systems
 Series 2006G
  11-15-21                           5.13%       $2,000,000              $2,083,680
  11-15-32                           5.13        12,970,000              13,103,979
Highlands County Health Facilities Authority
 Revenue Bonds
 Hospital -- Adventist Health Systems
 Series 2006C
  11-15-36                           5.25         8,900,000               8,975,561
Jackson Health Facilities Authority
 Revenue Bonds
 Brooks Health System
 Series 2007
  11-01-38                           5.25         5,000,000(b)            4,924,550
Landmark at Doral Community Development District
 Special Assessment Bonds
 Series 2006B
  05-01-15                           5.20         7,500,000               6,842,925
Renaissance Communications Development District
 Special Assessment Bonds
 Series 2002B
  05-01-08                           6.25           750,000                 748,643
Sarasota County Health Facility Authority
 Refunding Revenue Bonds
 Village on the Isle Project
 Series 2007
  01-01-14                           5.00         1,500,000               1,504,620
Seminole Indian Tribe of Florida
 Revenue Bonds
 Series 2007A
  10-01-27                           5.25         3,000,000(d)            2,878,470
Tampa Bay Water Utility System
 Improvement Refunding Revenue Bonds
 Series 2001A (FGIC)
  10-01-12                           4.50         5,000,000               5,177,200
                                                                    ---------------
Total                                                                    90,152,848
-----------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

               RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT  21

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)

GEORGIA (1.9%)
Appling County Development Authority
 Revenue Bonds
 Georgia Power Company Plant Hatch Project
 Series 2006 (AMBAC)
  07-01-16                           4.40%      $13,000,000             $13,227,500
City of Atlanta
 Refunding Revenue Bonds
 Series 2003D (FGIC) A.M.T.
  01-01-16                           5.25        11,145,000              11,895,281
City of Atlanta
 Revenue Bonds
 Series 2001A (MBIA)
  11-01-39                           5.00         8,500,000               8,674,590
Colquitt County Development Authority
 Subordinated Revenue Bonds
 Zero Coupon
 Series 1991C Escrowed to Maturity
  12-01-21                           6.87        26,350,000(l)           14,177,881
Fulton County Development Authority
 Revenue Bonds
 Georgia Tech Athletic Association
 Series 2001 (AMBAC)
  10-01-12                           5.50         2,385,000               2,589,610
Fulton County Development Authority
 Revenue Bonds
 Georgia Tech Foundation Funding
 Series 2002A
  11-01-13                           5.25         1,105,000               1,187,952
                                                                    ---------------
Total                                                                    51,752,814
-----------------------------------------------------------------------------------

HAWAII (0.9%)
City & County of Honolulu
 Unlimited General Obligation Refunding Bonds
 Series 1993 Inverse Floater
  09-11-08                           7.94        10,000,000(i)           10,326,400
Hawaii State Department of Budget & Finance
 Refunding Revenue Bonds
 Electric Company & Subsidiary Project
 Series 2003B (XLCA) A.M.T.
  12-01-22                           5.00        12,500,000              12,780,250
                                                                    ---------------
Total                                                                    23,106,650
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)

ILLINOIS (2.8%)
Chicago O'Hare International Airport
 Revenue Bonds
 2nd Lien Passenger Facility
 Series 2001C (AMBAC) A.M.T.
  01-01-11                           5.25%       $3,260,000              $3,409,243
Gilberts Special Service Area #9
 Prerefunded Special Tax Bonds
 Big Timber Project
 Series 2001
  03-01-30                           7.88         3,407,000               3,949,974
Illinois Finance Authority
 Refunding Revenue Bonds
 Commonwealth Edison Company
 Series 1994 (AMBAC)
  01-15-14                           5.85         4,500,000               5,050,800
Illinois Finance Authority
 Revenue Bonds
 Sedgebrook Incorporated Facility
 Series 2007A
  11-15-11                           5.50         1,000,000               1,013,030
Illinois Finance Authority
 Subordinated Revenue Bonds
 Regency
 Zero Coupon
 Series 1990 Escrowed to Maturity
  04-15-20                           7.75        68,000,000(l)           39,514,799
Illinois Health Facilities Authority
 Revenue Bonds
 South Suburban
 Series 1992 Escrowed to Maturity
  02-15-09                           7.00           810,000                 828,112
  02-15-18                           7.00         3,025,000               3,584,323
Metropolitan Pier & Exposition Authority
 Revenue Bonds
 McCormick Place Expansion
 Series 2002A (MBIA)
  06-15-42                           5.25        13,400,000              14,000,052
Tinley Park Special Service Area #3
 Special Assessment Bonds
 Series 1988
  12-01-07                          10.65           185,000                 185,019

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 22 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
ILLINOIS (CONT.)
Will County Community Unit School District #365 -- Valley View
Unlimited General Obligations Bonds
Zero Coupon
Series 1997B (FSA)
  11-01-16                           4.60%       $3,165,000(l)           $2,224,299
                                                                    ---------------
Total                                                                    73,759,651
-----------------------------------------------------------------------------------

INDIANA (0.9%)
East Chicago Elementary School Building Corporation
 Refunding Revenue Bonds
 1st Mortgage
 Series 1996
  01-05-16                           6.25         8,000,000               8,796,960
Indiana Health & Educational Facilities Financing Authority
 Revenue Bonds
 Clarian Health Obligation
 Series 2006A
  02-15-36                           5.00         4,375,000               4,290,387
Indiana Housing Finance Authority
 Revenue Bonds
 Series 2002A (GNMA/FNMA) A.M.T.
  01-01-33                           5.45           495,000                 499,465
St. Joseph County Hospital Authority
 Revenue Bonds
 Memorial Hospital of South Bend
 Series 1980 Escrowed to Maturity
  06-01-10                           9.40           690,000                 747,815
Vigo County Hospital Authority
 Revenue Bonds
 Union Hospital Incorporated
 Series 2007
  09-01-37                           5.70         3,950,000               3,672,750
Wayne Township School Building Corporation -- Marion County
 Prerefunded Revenue Bonds
 1st Mortgage
 Series 2003A (FGIC)
  01-15-28                           5.25         4,750,000               5,205,430
                                                                    ---------------
Total                                                                    23,212,807
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)

IOWA (0.2%)
Iowa Finance Authority
 Refunding Revenue Bonds
 Correctional Facility Program
 Series 2002 (MBIA)
  06-15-13                           5.38%       $6,000,000              $6,576,720
-----------------------------------------------------------------------------------

KANSAS (0.4%)
University of Kansas Hospital Authority
 Improvement Refunding Revenue Bonds
 Health System
 Series 2006
  09-01-23                           5.00         5,000,000               5,116,950
  09-01-25                           5.00         5,000,000               5,098,950
                                                                    ---------------
Total                                                                    10,215,900
-----------------------------------------------------------------------------------

KENTUCKY (0.1%)
Kentucky Housing Corporation
 Revenue Bonds
 Series 2006U A.M.T.
  07-01-37                           4.90         3,000,000               2,869,080
-----------------------------------------------------------------------------------

LOUISIANA (3.4%)
Louisiana State Citizens Property Insurance Corporation
 Revenue Bonds
 Series 2006B (AMBAC)
  06-01-16                           5.00         9,500,000              10,248,980
Parish of St. John the Baptist
 Revenue Bonds
 Marathon Oil Corporation
 Series 2007A
  06-01-37                           5.13        11,850,000              11,355,026
State of Louisiana
 Revenue Bonds
 Series 2005A (FGIC)
  05-01-19                           5.25         4,505,000               4,880,717
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2001B
  05-15-30                           5.50        30,225,000              29,277,144
  05-15-39                           5.88        35,270,000              34,220,717
                                                                    ---------------
Total                                                                    89,982,584
-----------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

               RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT  23

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)

MAINE (0.1%)
Maine State Housing Authority
 Revenue Bonds
 Series 2003A-2 A.M.T.
  11-15-32                           5.00%       $3,000,000              $2,987,190
-----------------------------------------------------------------------------------

MARYLAND (1.5%)
City of Brunswick
 Special Tax Bonds
 Brunswick Crossing Special Taxing
 Series 2006
  07-01-36                           5.50         7,000,000               6,319,810
County of Baltimore
 Revenue Bonds
 Catholic Health Initiatives
 Series 2006A
  09-01-26                           5.00        20,500,000              20,935,215
County of Howard
 Unrefunded Unlimited General Obligation Bonds
 Consolidated Public Improvement
 Series 2002A
  08-15-12                           5.25         6,275,000               6,755,414
State of Maryland
 Unlimited General Obligation Bonds
 State & Local Facilities Loan
 Capital Improvement
 Series 2002A
  03-01-17                           5.50         5,000,000               5,736,500
                                                                    ---------------
Total                                                                    39,746,939
-----------------------------------------------------------------------------------

MASSACHUSETTS (4.6%)
City of Boston
 Revenue Bonds
 Series 2004A
  11-01-22                           5.00         4,435,000               4,675,510
Commonwealth of Massachusetts
 Limited General Obligation Bonds
 Consolidation Loan
 Series 2001D (MBIA)
  11-01-13                           6.00        15,000,000              17,027,250
Commonwealth of Massachusetts
 Limited General Obligation Refunding Bonds
 Series 2004B
  08-01-28                           5.25         2,500,000               2,789,875

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
MASSACHUSETTS (CONT.)
Commonwealth of Massachusetts
 Prerefunded Limited General Obligation Bonds
 Consolidated Loan
 Series 2002C
  11-01-30                           5.25%      $10,000,000             $10,843,200
Commonwealth of Massachusetts
 Refunding Revenue Bonds
 Series 2005 (FGIC)
  01-01-27                           5.50         4,000,000               4,563,840
  01-01-28                           5.50         7,000,000               7,998,970
Massachusetts Bay Transportation Authority
 Prerefunded Special Assessment Bonds
 Series 2005A
  07-01-26                           5.00         3,300,000               3,624,390
Massachusetts Bay Transportation Authority
 Revenue Bonds
 General Transportation System
 Series 1998C (FGIC)
  03-01-13                           5.50         4,000,000               4,395,760
Massachusetts Bay Transportation Authority
 Revenue Bonds
 Series 2005A
  07-01-30                           5.00         1,000,000               1,088,290
  07-01-31                           5.00         2,500,000               2,722,475
Massachusetts Development Finance Agency
 Prerefunded Revenue Bonds
 Briarwood
 Series 2001B
  12-01-30                           8.25         5,000,000               5,741,200
Massachusetts Development Finance Agency
 Revenue Bonds
 Adventcare Project
 Series 2007A
  10-15-28                           6.65         5,000,000               4,883,850
Massachusetts Development Finance Agency
 Revenue Bonds
 Boston University
 Series 1999P
  05-15-59                           6.00         2,000,000               2,275,540

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 24 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
MASSACHUSETTS (CONT.)
Massachusetts Development Finance Agency
Revenue Bonds
Linden Ponds Incorporated Facility
Series 2007A
  11-15-09                           5.00%         $500,000                $501,085
  11-15-11                           5.13         1,100,000               1,107,568
Massachusetts Development Finance Agency
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2003 A.M.T.
  06-01-14                           5.45         1,250,000               1,291,325
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Covenant Health System
 Series 2007B
  07-01-31                           5.00         3,235,000               3,195,177
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Harvard University
 Series 2002FF
  07-15-37                           5.13         4,500,000               4,674,555
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Lahey Clinic Medical Center
 Series 2007D
  08-15-28                           5.25         3,250,000               3,344,283
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Milford Regional Medical
 Series 2007E
  07-15-22                           5.00         1,250,000               1,218,325
  07-15-27                           5.00         5,250,000               4,931,115
  07-15-32                           5.00         4,470,000               4,157,189
Massachusetts Housing Finance Agency
 Revenue Bonds
 Single Family
 Series 2006-122 A.M.T.
  12-01-31                           4.85         4,390,000               4,250,881
Massachusetts Port Authority
 Refunding Revenue Bonds
 Series 2007C (FSA) A.M.T.
  07-01-14                           5.00           665,000                 715,008

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
MASSACHUSETTS (CONT.)
Massachusetts School Building Authority
 Revenue Bonds
 Series 2007A (AMBAC)
  08-15-32                           4.75%       $4,500,000              $4,552,020
Massachusetts State Water Pollution Abatement
 Refunding Revenue Bonds
 Pool Program
 Series 2004A
  08-01-16                           5.25         5,000,000               5,577,100
Massachusetts Water Resources Authority
 Revenue Bonds
 Series 1992A Escrowed to Maturity
  07-15-19                           6.50         3,500,000               4,174,695
Massachusetts Water Resources Authority
 Revenue Bonds
 Series 2004D (MBIA)
  08-01-27                           4.75         9,000,000               9,061,560
                                                                    ---------------
Total                                                                   125,382,036
-----------------------------------------------------------------------------------

MICHIGAN (3.8%)
Detroit
 Prerefunded Revenue Bonds
 Series 2003B (MBIA)
  07-01-32                           5.25         5,000,000               5,476,450
Garden City Hospital Finance Authority
 Refunding Revenue Bonds
 Series 2007A
  08-15-27                           4.88         4,750,000               4,181,900
Grand Traverse Acadamy
 Refunding Revenue Bonds
 Series 2007
  11-01-22                           5.00           750,000                 722,490
  11-01-32                           4.75         1,170,000               1,040,107
Howell Public Schools
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2003 (Qualified School Bond Loan Fund)
  05-01-29                           5.00         2,855,000               2,946,132

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

               RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT  25

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
MICHIGAN (CONT.)
Marysville Public School District
Unlimited General Obligation Bonds
School Building & Site
Series 2007 (FSA)
(Qualified School Bond Loan Fund)
  05-01-37                           4.70%       $1,900,000              $1,912,863
Michigan Higher Education Facilities Authority
 Limited Obligation Refunding Revenue Bonds
 Kalamazoo College Project
 Series 2007
  12-01-36                           5.00         1,080,000               1,093,554
Michigan Higher Education Student Loan Authority
 Revenue Bonds
 Series 2006 XVII-Q (AMBAC) A.M.T.
  03-01-31                           5.00         7,125,000               7,179,649
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water Revolving Fund
 Series 2002
  10-01-15                           5.50         5,000,000               5,656,950
Michigan Municipal Bond Authority
 Revenue Bonds
 Local Government Loan Program
 Series 2003C
  05-01-13                           5.00         5,800,000               6,239,698
Michigan Municipal Bond Authority
 Revenue Bonds
 School District City of Detroit
 Series 2005 (FSA)
  06-01-19                           5.00         3,000,000               3,186,480
Michigan State Hospital Finance Authority
 Refunding Revenue Bonds
 Henry Ford Health System
 Series 2006A
  11-15-26                           5.00         5,000,000               5,093,750
Michigan State Hospital Finance Authority
 Revenue Bonds
 MidMichigan Obligation Group
 Series 2006A
  04-15-36                           5.00         6,500,000               6,345,560

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
MICHIGAN (CONT.)
Michigan State Housing Development Authority
 Revenue Bonds
 Series 2007A A.M.T.
  12-01-28                           5.50%       $3,760,000              $3,914,686
Michigan Strategic Fund
 Revenue Bonds
 Republic Services
 Series 2001 A.M.T.
  08-01-31                           4.25         1,250,000               1,219,475
Michigan Tobacco Settlement Finance Authority
 Revenue Bonds
 Series 2007A
  06-01-34                           6.00        14,000,000              13,727,420
Roseville School District
 Unlimited General Obligation Refunding Bonds
 School Building & Site
 Series 2006 (FSA)
 (Qualified School Bond Loan Fund)
  05-01-23                           5.00         2,600,000               2,740,270
Saginaw Hospital Finance Authority
 Refunding Revenue Bonds
 Covenant Medical Center
 Series 2004G
  07-01-22                           5.13         8,000,000               8,221,920
Summit Academy North
 Prerefunded Certificate of Participation
 Series 2001
  07-01-30                           7.38         4,140,000               4,555,863
Summit Academy North
 Prerefunded Certificate of Participation
 Series 2001B
  07-01-30                           8.75         1,000,000               1,132,780
Summit Academy
 Prerefunded Certificate of Participation
 Full Term
 Series 1998
  09-01-18                           7.00         1,540,000               1,581,026
Troy City School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2006 (MBIA)
 (Qualified School Board Loan Fund)
  05-01-24                           5.00         5,000,000               5,255,299

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 26 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
MICHIGAN (CONT.)
Wayne Charter County
Revenue Bonds
Detroit Metropolitan Wayne County Airport
Series 1998B (MBIA)
  12-01-11                           5.25%       $4,040,000              $4,150,736
Wayne County Airport Authority
 Revenue Bonds
 Detroit Metropolitan
 Series 2005 (MBIA) A.M.T.
  12-01-19                           4.75         3,250,000               3,330,308
                                                                    ---------------
Total                                                                   100,905,366
-----------------------------------------------------------------------------------

MINNESOTA (3.8%)
Edina Independent School District #273
 Unlimited General Obligation Bonds
 Series 2004
  02-01-22                           4.25         2,700,000               2,704,833
  02-01-23                           4.50         3,000,000(m)            3,059,310
  02-01-24                           4.50         2,000,000               2,033,940
Minneapolis Special School District #1
 Unlimited General Obligation Refunding Bonds
 Series 2005A (FSA)
 (School District Credit Enhancement Program)
  02-01-15                           5.00         5,965,000               6,428,958
Minneapolis-St. Paul Metropolitan Airports Commission
 Revenue Bonds
 Series 1999B (FGIC) A.M.T.
  01-01-11                           5.50         3,000,000               3,089,490
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2006B A.M.T.
  07-01-37                           4.90         7,635,000               7,279,667
Minnesota Public Facilities Authority
 Revenue Bonds
 Series 2005C
  03-01-25                           5.00         5,000,000               5,253,500
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2004A
  10-01-29                           5.13         2,000,000               2,040,800

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
MINNESOTA (CONT.)
Shakopee
 Revenue Bonds
 St. Francis Regional Medical Center
 Series 2004
  09-01-25                           5.10%       $5,000,000              $4,868,700
Southern Minnesota Municipal Power Agency
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1994A (MBIA)
  01-01-22                           6.73        17,500,000(l)            9,253,125
  01-01-23                           6.74        26,500,000(l)           13,273,585
  01-01-25                           6.75        17,500,000(l)            7,865,025
  01-01-26                           6.75        17,500,000(l)            7,452,200
St. Paul Housing & Redevelopment Authority
 Refunding Revenue Bonds
 St. Paul Academy & Summit School
 Series 2007
  10-01-24                           5.00         1,000,000               1,024,110
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Healtheast Project
 Series 2005
  11-15-25                           6.00         1,250,000               1,268,863
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2006
  05-15-26                           5.25         2,000,000               1,965,160
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Lyngblomsten Care Center Housing Project
 Series 1993
  11-01-17                           7.13         1,855,000               1,864,312
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Rental -- Lyngblomsten Housing Project
 Series 1993
  11-01-24                           7.00         2,270,000               2,279,534

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

               RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT  27

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
MINNESOTA (CONT.)
St. Paul Port Authority
Revenue Bonds
Office Building at Cedar Street
Series 2003
  12-01-23                           5.00%       $2,540,000              $2,650,693
  12-01-27                           5.13         5,465,000               5,694,967
Todd Morrison Cass & Wadena Counties
 United Hospital District
 Unlimited General Obligation Bonds
 Health Care Facilities-Lakewood
 Series 2004
  12-01-34                           5.00         4,275,000               3,925,647
University of Minnesota
 Revenue Bonds
 State Supported Stadium Debt
 Series 2006
  08-01-23                           5.00         5,800,000               6,163,776
                                                                    ---------------
Total                                                                   101,440,195
-----------------------------------------------------------------------------------

MISSISSIPPI (1.2%)
Harrison County Wastewater Management District
 Refunding Revenue Bonds
 Wastewater Treatment Facility
 Series 1986 Escrowed to Maturity
  02-01-15                           5.00         4,250,000               4,563,055
Mississippi Hospital Equipment & Facilities Authority
 Revenue Bonds
 Mississippi Baptist Health Systems Incorporated
 Series 2007A
  08-15-26                           5.00         8,000,000               8,017,680
State of Mississippi
 Unlimited General Obligation Refunding Bonds
 Series 2001
  09-01-12                           5.50        10,000,000              10,911,400
State of Mississippi
 Unlimited General Obligation Refunding Bonds
 Series 2002D
  07-01-16                           5.50         7,570,000               8,562,957
                                                                    ---------------
Total                                                                    32,055,092
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)

MISSOURI (0.1%)
Missouri Joint Municipal Electric Utility Commission
 Revenue Bonds
 Plum Point Project
 Series 2006 (MBIA)
  01-01-20                           5.00%       $1,500,000              $1,598,310
-----------------------------------------------------------------------------------

MONTANA (0.2%)
Montana Board of Housing
 Revenue Bonds
 Single Family Mortgage
 Series 2006C-2 A.M.T.
  12-01-37                           5.75         4,310,000               4,582,608
-----------------------------------------------------------------------------------

NEBRASKA (0.1%)
Omaha Public Power District
 Revenue Bonds
 Series 1986A Escrowed to Maturity
  02-01-15                           6.00         1,370,000               1,531,619
-----------------------------------------------------------------------------------

NEVADA (1.1%)
City of Henderson
 Prerefunded Revenue Bonds
 Catholic West
 Series 1998A
  07-01-26                           5.38         3,870,000               3,953,902
City of Henderson
 Special Assessment Bonds
 Series 2006T-18
  09-01-35                           5.30        10,700,000               8,962,855
Clark County Improvement District
 Prerefunded Special Assessment Bonds
 #121 Southern Highlands Area
 Series 1999
  12-01-19                           7.50         4,775,000               5,241,613
County of Clark
 Revenue Bonds
 Southwest Gas Corporation Project
 Series 2005A (AMBAC) A.M.T.
  10-01-35                           4.85         5,000,000               4,961,900

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 28 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
NEVADA (CONT.)
Director of the State of Nevada
Department of Business & Industry
Revenue Bonds
Capital Appreciation
Las Vegas Monorail
Zero Coupon
Series 2000 (AMBAC)
  01-01-19                           5.75%       $5,105,000(l)           $2,945,177
  01-01-23                           5.93         5,000,000(l)            2,276,150
                                                                    ---------------
Total                                                                    28,341,597
-----------------------------------------------------------------------------------

NEW HAMPSHIRE (0.2%)
New Hampshire Business Finance Authority
 Revenue Bonds
 Public Service Company of New Hampshire Project
 Series 2006B (MBIA) A.M.T.
  05-01-21                           4.75         4,500,000               4,591,395
-----------------------------------------------------------------------------------

NEW JERSEY (2.2%)
New Jersey Economic Development Authority
 Prerefunded Revenue Bonds
 School Facilities & Construction
 Series 2003F
  06-15-26                           5.00         5,000,000               5,405,250
New Jersey Economic Development Authority
 Revenue Bonds
 United Water Incorporated
 Series 1996C (AMBAC) A.M.T.
  11-01-25                           4.88         7,000,000               7,077,210
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 AtlantiCare Regional Medical Center
 Series 2007
  07-01-22                           5.00         3,150,000               3,253,950
New Jersey State Turnpike Authority
 Unrefunded Revenue Bonds
 Series 2000A (MBIA)
  01-01-11                           6.00         7,785,000               8,396,512
New Jersey Transportation Trust Fund Authority
 Prerefunded Revenue Bonds
 Transportation System
 Series 2003C
  06-15-24                           5.50         6,000,000               6,642,780

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
NEW JERSEY (CONT.)
New Jersey Transportation Trust Fund Authority
 Revenue Bonds
 Transportation System
 Series 2001C (FSA)
  12-15-12                           5.75%      $10,000,000             $11,097,100
Tobacco Settlement Financing Corporation
 Prerefunded Asset-backed Revenue Bonds
 Series 2002
  06-01-37                           6.00        12,770,000              14,158,227
University of Medicine & Dentistry of New Jersey
 Revenue Bonds
 Series 2002A (AMBAC)
  12-01-12                           5.25         1,705,000               1,850,249
                                                                    ---------------
Total                                                                    57,881,278
-----------------------------------------------------------------------------------

NEW MEXICO (0.3%)
New Mexico Mortgage Finance Authority
 Revenue Bonds
 Single Family Mortgage Class I
 Series 2007A (GNMA/FNMA/FHLMC) A.M.T.
  01-01-38                           4.88         8,210,000(m)            7,818,137
-----------------------------------------------------------------------------------

NEW YORK (10.3%)
City of New York
 Prerefunded Unlimited General Obligation Bonds
 Series 2002E
  08-01-16                           5.75           410,000                 453,936
City of New York
 Prerefunded Unlimited General Obligation Bonds
 Series 2003I
  03-01-27                           5.38         1,450,000               1,591,390
City of New York
 Prerefunded Unlimited General Obligation Bonds
 Series 2003J
  06-01-28                           5.25         6,235,000               6,831,004
City of New York
 Unlimited General Obligation Bonds
 Series 2001G (FSA)
  08-01-11                           5.25         5,000,000               5,320,550
City of New York
 Unlimited General Obligation Bonds
 Series 2002E (MBIA)
  08-01-15                           5.63         2,000,000               2,181,920

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

               RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT  29

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
NEW YORK (CONT.)
City of New York
Unlimited General Obligation Bonds
Series 2003D
  10-15-20                           5.25%       $6,520,000              $6,899,854
City of New York
 Unlimited General Obligation Bonds
 Series 2004D
  11-01-34                           5.00         3,000,000               3,050,640
City of New York
 Unlimited General Obligation Bonds
 Series 2004E (FSA)
  11-01-22                           5.00         1,750,000               1,844,903
City of New York
 Unlimited General Obligation Bonds
 Sub Series 2006J-1
  06-01-25                           5.00         4,000,000               4,131,240
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2003I
  03-01-27                           5.38         1,090,000               1,145,928
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2003J
  06-01-28                           5.25         3,815,000               3,979,159
Metropolitan Transportation Authority
 Refunding Revenue Bonds
 Series 2002A
  11-15-32                           5.75         5,855,000               6,226,675
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2002A (FSA)
  11-15-26                           5.50         4,250,000               4,515,710
New York City Health & Hospital Corporation
 Revenue Bonds
 Health Systems
 Series 2002A (FSA)
  02-15-15                           5.50         5,255,000               5,657,165
New York City Housing Development Corporation
 Revenue Bonds
 Capital Funding Program
 New York City Housing Authority Program
 Series 2005A (FGIC)
  07-01-25                           5.00         3,300,000(m)            3,452,196

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
NEW YORK (CONT.)
New York City Industrial Development Agency
 Revenue Bonds
 Queens Baseball Stadium Pilot
 Series 2006 (AMBAC)
  01-01-24                           5.00%       $3,000,000              $3,142,500
New York City Industrial Development Agency
 Revenue Bonds
 Terminal One Group Association Project
 Series 2005 A.M.T.
  01-01-21                           5.50         6,940,000               7,318,646
  01-01-24                           5.50         5,500,000               5,732,485
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2004A
  06-15-39                           5.00         9,000,000               9,241,740
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2001B
  02-01-11                           5.50         5,000,000               5,331,500
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2003D
  02-01-31                           5.00         4,000,000               4,122,440
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2004C
  02-01-33                           5.00         4,255,000               4,402,734
New York Liberty Development Corporation
 Revenue Bonds
 Goldman Sachs Headquarters
 Series 2005
  10-01-35                           5.25         6,000,000               6,363,960
New York Mortgage Agency
 Revenue Bonds
 Series 2007-140 A.M.T.
  10-01-21                           4.60         3,625,000               3,530,713
New York Mortgage Agency
 Revenue Bonds
 Series 2007-143 A.M.T.
  10-01-27                           4.85         1,605,000               1,580,781

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 30 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
NEW YORK (CONT.)
New York State Dormitory Authority
Revenue Bonds
Columbia University
Series 2007C
  07-01-29                           5.00%       $3,500,000              $3,687,670
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 2nd Generation Resolution
 Series 1993A
  07-01-18                           5.75         5,500,000               6,218,685
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 Series 1990D Escrowed to Maturity
  07-01-09                           7.00         1,470,000               1,520,450
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2005F
  03-15-23                           5.00         4,935,000               5,211,755
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2006C
  12-15-31                           5.00         3,250,000               3,393,943
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2006D
  03-15-31                           5.00        11,500,000              11,997,144
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2007A
  03-15-37                           5.00         3,750,000               3,902,250
New York State Dormitory Authority
 Revenue Bonds
 Mental Health Services Facilities Improvement
 Series 2005E (FGIC)
  02-15-22                           5.00         4,365,000               4,607,388

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
NEW YORK (CONT.)
New York State Dormitory Authority
 Revenue Bonds
 New York University Hospital Center
 Series 2006A
  07-01-20                           5.00%       $3,500,000              $3,379,460
New York State Dormitory Authority
 Revenue Bonds
 New York University Hospital Center
 Series 2007B
  07-01-24                           5.25           500,000(b)              481,765
New York State Dormitory Authority
 Revenue Bonds
 State University Educational Facilities
 Series 1993A
  05-15-13                           5.50        24,530,000              26,524,045
New York State Energy Research & Development Authority
 Revenue Bonds
 New York State Electric & Gas
 2nd Series 1985 (MBIA)
  03-15-15                           4.10         8,600,000               8,726,162
New York State Environmental Facilities Corporation
 Revenue Bonds
 New York City Municipal Water Financing Project
 2nd Series 2004
  06-15-26                           5.00         4,000,000               4,190,320
New York State Environmental Facilities Corporation
 Revenue Bonds
 Revolving Funds
 New York City Municipal Water Project
 Series 2002B
  06-15-31                           5.00         9,000,000               9,260,280
New York State Environmental Facilities Corporation
 Revenue Bonds
 Revolving Funds
 New York City Municipal Water Project
 Series 2002K
  06-15-28                           5.00         9,000,000               9,301,500
New York State Housing Finance Agency
 Refunding Revenue Bonds
 State University Construction
 Series 1986A Escrowed to Maturity
  05-01-13                           6.50         3,500,000               3,914,190

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

               RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT  31

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
NEW YORK (CONT.)
New York State Thruway Authority
Revenue Bonds
Series 2001A (FGIC)
  04-01-11                           5.50%       $7,500,000              $8,024,550
New York State Thruway Authority
 Revenue Bonds
 Series 2005G (FSA)
  01-01-24                           5.00         4,000,000               4,216,200
New York State Urban Development Corporation
 Refunding Revenue Bonds
 Service Contract
 Series 2005 (FSA)
  01-01-17                           5.00         9,000,000               9,753,930
New York State Urban Development Corporation
 Refunding Revenue Bonds
 Service Contract
 Series 2007A
  01-01-13                           5.00         3,500,000               3,741,955
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 138th
 Series 2004 (FGIC) A.M.T.
  12-01-12                           5.00         6,000,000               6,383,280
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 146th
 Series 2006 (FSA) A.M.T.
  12-01-23                           4.50         7,500,000               7,474,575
Seneca Nation Indians Capital Improvements Authority
 Revenue Bonds
 Series 2007A
  12-01-16                           5.25         1,750,000(d)            1,760,780
  12-01-23                           5.00         3,000,000(d)            2,806,950
Tobacco Settlement Financing Authority
 Asset-backed Revenue Bonds
 Series 2003A-1
  06-01-16                           5.50         2,500,000               2,602,425
  06-01-19                           5.50         5,000,000               5,368,849
Ulster County Industrial Development Agency
 Revenue Bonds
 Series 2007A
  09-15-37                           6.00         2,000,000               1,945,740
  09-15-42                           6.00         7,000,000               6,752,131

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
NEW YORK (CONT.)
Westchester Tobacco Asset Securitization
 Revenue Bonds
 Series 2005
  06-01-26                           5.00%       $2,750,000              $2,659,498
                                                                    ---------------
Total                                                                   277,857,639
-----------------------------------------------------------------------------------

NORTH CAROLINA (3.1%)
Mecklenburg County
 Unlimited General Obligation Public Improvement Bonds
 Series 2001D
  02-01-14                           4.10         3,600,000               3,730,896
North Carolina Eastern Municipal Power Agency
 Prerefunded Revenue Bonds
 Series 1986A Escrowed to Maturity
  01-01-17                           5.00         6,220,000               6,781,106
North Carolina Eastern Municipal Power Agency
 Prerefunded Revenue Bonds
 Series 1988A
  01-01-26                           6.00         1,940,000               2,356,712
North Carolina Eastern Municipal Power Agency
 Prerefunded Revenue Bonds
 Series 1989A
  01-01-10                           7.50        15,125,000              16,211,278
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 1993B
  01-01-09                           6.13        10,000,000              10,244,900
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 2003A
  01-01-11                           5.50        15,000,000              15,732,450
North Carolina Eastern Municipal Power Agency
 Unrefunded Revenue Bonds
 Series 1989A
  01-01-10                           7.50        14,035,000              15,051,134
North Carolina Housing Finance Agency
 Revenue Bonds
 Series 2006A-26 A.M.T.
  01-01-38                           5.50         3,750,000(m)            3,964,388

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 32 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
NORTH CAROLINA (CONT.)
North Carolina Municipal Power Agency #1 Catawba
Revenue Bonds
Series 2003A
  01-01-11                           5.50%       $1,000,000              $1,050,310
  01-01-12                           5.50         6,500,000               6,910,540
Raleigh Durham Airport Authority
 Revenue Bonds
 Series 2001A (FGIC)
  11-01-11                           5.00         1,900,000               2,005,982
                                                                    ---------------
Total                                                                    84,039,696
-----------------------------------------------------------------------------------

NORTH DAKOTA (0.2%)
Ward County
 Revenue Bonds
 Trinity Obligated Group
 Series 2006
  07-01-25                           5.13         3,250,000               3,163,615
  07-01-29                           5.13         2,650,000               2,534,937
                                                                    ---------------
Total                                                                     5,698,552
-----------------------------------------------------------------------------------

OHIO (3.7%)
Buckeye Tobacco Settlement Financing Authority
 Asset-backed Revenue Bonds
 Series 2007A-2
  06-01-34                           5.75        16,500,000              15,683,745
  06-01-42                           6.00         5,000,000               4,900,900
Cincinnati City School District
 Unlimited General Obligation Refunding Bonds
 Classroom Construction & Improvement
 Series 2006 (FGIC)
  12-01-25                           5.25         4,120,000               4,595,777
City of Cleveland
 Refunding Revenue Bonds
 Series 2001J (FSA)
  01-01-12                           5.38         1,000,000               1,077,650
County of Cuyahoga
 Refunding Revenue Bonds
 Series 2003A
  01-01-21                           6.00         6,000,000               6,543,839
County of Erie
 Revenue Bonds
 Firelands Regional Medical Center
 Series 2002A
  08-15-32                           5.63         1,000,000               1,031,560

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
OHIO (CONT.)
County of Franklin
 Refunding Revenue Bonds
 OhioHealth Corporation
 Series 2003C
  05-15-22                           5.25%       $5,170,000              $5,408,595
  05-15-24                           5.25         2,625,000               2,735,775
County of Franklin
 Refunding Revenue Bonds
 Trinity Health Credit
 Series 2005A
  06-01-20                           5.00         3,750,000               3,906,788
County of Montgomery
 Revenue Bonds
 Catholic Health Initiatives
 Series 2004A
  05-01-30                           5.00         4,000,000               4,030,320
  05-01-32                           5.00         3,250,000(m)            3,271,093
Dayton City School District
 Unlimited General Obligation Bonds
 School Facilities Construction & Improvement
 Series 2003A (FGIC)
  12-01-27                           5.00         2,765,000               2,866,946
Miami County
 Improvement Refunding Revenue Bonds
 Upper Valley Medical Center
 Series 2006
  05-15-26                           5.25         1,415,000               1,422,627
Ohio Housing Finance Agency
 Revenue Bonds
 Residential Mortgage-backed Securities
 Series 2006A (GNMA) A.M.T.
  09-01-26                           4.75         4,500,000               4,401,315
  09-01-36                           4.90         4,500,000               4,299,390
Ohio Housing Finance Agency
 Revenue Bonds
 Residential Mortgage-backed Securities
 Series 2006E (GNMA/FNMA) A.M.T.
  09-01-36                           5.00         2,635,000               2,556,609
Ohio Municipal Electric Generation Agency
 Refunding Revenue Bonds
 Joint Venture 5
 Series 2004 (AMBAC)
  02-15-24                           4.75         7,230,000               7,353,705

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

               RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT  33

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
OHIO (CONT.)
Ohio State Building Authority
Revenue Bonds
State Facilities Adult Correctional
Series 2005A (FSA)
  04-01-22                           5.00%       $4,250,000              $4,497,860
Ohio State University
 Revenue Bonds
 Series 2002A
  12-01-12                           5.25           750,000                 814,965
Port of Greater Cincinnati Development Authority
 Revenue Bonds
 Sisters of Mercy
 Series 2006
  10-01-25                           5.00           500,000                 491,285
State of Ohio
 Revenue Bonds
 Mount Union College Project
 Series 2006
  10-01-31                           5.00           250,000                 254,988
State of Ohio
 Unlimited General Obligation Bonds
 Higher Education
 Series 2002A
  08-01-18                           5.38         4,500,000               4,792,995
State of Ohio
 Unlimited General Obligation Bonds
 Higher Education
 Series 2005B
  05-01-23                           5.00         6,375,000               6,717,210
State of Ohio
 Unlimited General Obligation Bonds
 Infrastructure Improvement
 Series 2005A
  09-01-21                           5.00         4,500,000               4,774,320
                                                                    ---------------
Total                                                                    98,430,257
-----------------------------------------------------------------------------------

OKLAHOMA (0.1%)
Oklahoma Municipal Power Authority
 Revenue Bonds
 Series 2001A (FSA)
  01-01-12                           5.00         1,185,000               1,245,139
  01-01-13                           5.00         1,020,000               1,068,419
                                                                    ---------------
Total                                                                     2,313,558
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)

OREGON (0.2%)
Clackamas Community College District
 Prerefunded Unlimited General Obligation Bonds
 Series 2001 (FGIC)
  06-15-12                           5.25%         $920,000                $981,171
Clackamas Community College District
 Unrefunded Unlimited General Obligation Bonds
 Series 2001 (FGIC)
  06-15-12                           5.25            80,000                  84,962
Port of Portland
 Refunding Revenue Bonds
 Portland International Airport
 Series 2001D (FGIC) A.M.T.
  07-01-11                           5.25         3,335,000               3,510,955
                                                                    ---------------
Total                                                                     4,577,088
-----------------------------------------------------------------------------------

PENNSYLVANIA (1.4%)
City of Pittsburgh
 Unlimited General Obligation Refunding Bonds
 Series 2006B (FSA)
  09-01-15                           5.25        10,000,000              11,112,400
Commonwealth of Pennsylvania
 Unlimited General Obligation Refunding Bonds
 Series 2002
  02-01-12                           5.50         5,970,000               6,473,450
Delaware River Port Authority
 Refunding Revenue Bonds
 Port District Project
 Series 2001A (FSA)
  01-01-12                           5.25         3,130,000               3,364,406
Montgomery County Industrial Development Authority
 Revenue Bonds
 Acts Retirement -- Life Communities
 Series 1998
  11-15-28                           5.25         7,500,000               7,313,775
Pennsylvania State University
 Refunding Revenue Bonds
 Series 2002
  08-15-16                           5.25         1,000,000               1,120,600
Philadelphia Authority for Industrial Development
 Revenue Bonds
 Series 2001B (FSA)
  10-01-13                           5.50         7,925,000               8,633,733
                                                                    ---------------
Total                                                                    38,018,364
-----------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 34 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)

PUERTO RICO (5.0%)(c)
Commonwealth of Puerto Rico
 Prerefunded Unlimited General Obligation Public Improvement Bonds
 Series 2004A
  07-01-34                           5.00%       $5,035,000              $5,487,193
Commonwealth of Puerto Rico
 Prerefunded Unlimited General Obligation Public Improvement Bonds
 Series 2006A
  07-01-27                           5.25         1,020,000               1,145,562
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2001 (FSA)
  07-01-16                           5.50         2,140,000               2,422,373
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2003A
  07-01-21                           5.25         3,625,000               3,744,915
  07-01-24                           5.25         1,000,000               1,024,190
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2004A
  07-01-24                           5.00         8,000,000               8,088,960
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2006A
  07-01-23                           5.25         3,750,000               3,869,963
  07-01-24                           5.25         7,250,000               7,451,114
  07-01-25                           5.25         5,400,000               5,534,568
  07-01-26                           5.25         8,200,000               8,381,301
Commonwealth of Puerto Rico
 Unlimited General Obligation Refunding Bonds
 Series 2004A
  07-01-30                           5.00         6,000,000               6,157,440
Commonwealth of Puerto Rico
 Unrefunded Unlimited General Obligation Public Improvement Bonds
 Series 2004A
  07-01-34                           5.00         2,965,000               2,956,224

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
PUERTO RICO (CONT.)
Commonwealth of Puerto Rico
 Unrefunded Unlimited General Obligation Public Improvement Bonds
 Series 2006A
  07-01-27                           5.25%       $1,355,000              $1,382,114
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2007TT
  07-01-32                           5.00         5,250,000               5,309,535
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 1996Y
  07-01-36                           5.50         5,000,000               5,715,050
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 2003G
  07-01-42                           5.00         3,445,000               3,738,962
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 2004J
  07-01-39                           5.13         2,000,000               2,202,860
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (AMBAC)
  07-01-30                           5.25         7,750,000               8,395,420
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (MBIA)
  07-01-32                           5.25        19,475,000              21,085,193
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 1996Y
  07-01-13                           6.25         1,000,000               1,113,470
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 2005K
  07-01-19                           5.00         2,500,000               2,571,300
  07-01-20                           5.00        11,130,000              11,404,466
Puerto Rico Highway & Transportation Authority
 Unrefunded Revenue Bonds
 Series 2003G
  07-01-42                           5.00         1,805,000               1,790,253

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

               RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT  35

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
PUERTO RICO (CONT.)
Puerto Rico Infrastructure Financing Authority
Refunding Special Tax Bonds
Series 2005C (AMBAC)
  07-01-23                           5.50%       $3,000,000              $3,361,860
Puerto Rico Public Buildings Authority
 Revenue Bonds
 Government Facilities
 Series 2004I
  07-01-33                           5.25         8,500,000               8,636,510
                                                                    ---------------
Total                                                                   132,970,796
-----------------------------------------------------------------------------------

RHODE ISLAND (0.3%)
Rhode Island Housing & Mortgage Finance Corporation
 Revenue Bonds
 Homeownership Opportunity
 Series 2006-51A
  04-01-33                           4.85         1,990,000               1,950,061
Rhode Island Student Loan Authority
 Revenue Bonds
 Series 2007-2 (AMBAC) A.M.T.
  12-01-37                           4.85         6,000,000               5,726,520
                                                                    ---------------
Total                                                                     7,676,581
-----------------------------------------------------------------------------------

SOUTH CAROLINA (1.1%)
Charleston Educational Excellence Finance Corporation
 Revenue Bonds
 Charleston County School District
 Series 2005
  12-01-30                           5.25         5,500,000               5,736,720
Cherokee County
 Revenue Bonds
 Spring City Knitting Company Project
 Series 1979
  09-01-09                           7.40         2,080,000               2,173,995
City of Myrtle Beach
 Tax Allocation Bonds
 Myrtle Beach Air Force Base
 Series 2006A
  10-01-26                           5.25         2,000,000               1,773,760
Lexington County
 Prerefunded Revenue Bonds
 Series 2004
  05-01-32                           5.50         4,685,000               5,201,334

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
SOUTH CAROLINA (CONT.)
South Carolina Jobs-Economic Development Authority
 Revenue Bonds
 Woodlands at Furman Project
 Series 2007A
  11-15-37                           6.00%       $4,200,000              $4,136,664
State of South Carolina
 Unlimited General Obligation Bonds
 State Highway
 Series 2001B
  04-01-12                           4.50         6,000,000               6,282,240
Tobacco Settlement Revenue Management Authority
 Revenue Bonds
 Series 2001B
  05-15-22                           6.00         5,035,000               5,081,171
                                                                    ---------------
Total                                                                    30,385,884
-----------------------------------------------------------------------------------

SOUTH DAKOTA (0.3%)
State of South Dakota
 Lease Revenue Trust Certificates
 Series 1993A (FSA)
  09-01-17                           6.70         7,260,000               8,853,933
-----------------------------------------------------------------------------------

TENNESSEE (2.0%)
Clarksville Natural Gas Acquisition Corporation
 Revenue Bonds
 Series 2006
  12-15-17                           5.00         3,500,000               3,510,885
  12-15-20                           5.00         3,500,000               3,447,290
  12-15-21                           5.00         3,000,000               2,937,810
Tennessee Energy Acquisition Corporation
 Revenue Bonds
 Series 2006A
  09-01-18                           5.25        14,750,000              15,325,840
  09-01-20                           5.25         9,000,000(m)            9,303,840
  09-01-24                           5.25         3,000,000               3,033,120
  09-01-26                           5.25        15,250,000              15,302,918
                                                                    ---------------
Total                                                                    52,861,703
-----------------------------------------------------------------------------------

TEXAS (2.6%)
City of Austin
 Refunding Revenue Bonds
 Series 2002 (FSA)
  11-15-14                           5.50         3,485,000               3,899,924

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 36 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
TEXAS (CONT.)
City of Corpus Christi
Limited General Obligation
Refunding & Improvement Bonds
Series 2001 (FSA)
  03-01-12                           5.00%       $3,400,000              $3,566,396
City of Houston
 Prerefunded Revenue Bonds
 Junior Lien
 Series 2002B (AMBAC)
  12-01-15                           5.75         5,000,000               5,554,350
College Station Independent School District
 Unlimited General Obligation Bonds
 School Building
 Series 2007 (Permanent School Fund Guarantee)
  08-15-26                           5.00         4,585,000               4,807,281
Corpus Christi Business & Job Development Corporation
 Improvement Refunding Revenue Bonds
 Arena Project
 Series 2002 (AMBAC)
  09-01-25                           5.00         3,550,000               3,674,960
Fort Bend Independent School District
 Unlimited General Obligation Refunding Bonds
 Series 2004A (Permanent School Fund Guarantee)
  08-15-26                           5.25         4,000,000               4,247,440
Harris County Flood Control District
 Limited General Obligation Refunding Bonds
 Series 2004A
  10-01-23                           5.25         5,000,000               5,323,600
North Central Texas Health Facility
 Development Corporation
 Revenue Bonds
 Hospital Baylor Health Care System Project
 Series 2001A
  05-15-29                           5.13         2,000,000               2,020,360
Northside Independent School District
 Unlimited General Obligation Refunding Bonds
 Series 2001 (Permanent School Fund Guarantee)
  02-15-12                           5.50         3,720,000               3,955,550

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
TEXAS (CONT.)
SA Energy Acquisition Public Facility Corporation
 Revenue Bonds
 Gas Supply
 Series 2007
  08-01-15                           5.25%       $4,000,000              $4,179,040
  08-01-17                           5.25         5,000,000               5,207,200
Southwest Higher Education Authority
 Prerefunded Revenue Bonds
 Southern Methodist University Project
 Series 2002 (AMBAC)
  10-01-15                           5.50         3,420,000               3,752,732
State of Texas
 Unlimited General Obligation Bonds
 Transportation Community-Mobility Fund
 Series 2007
  04-01-34                           4.75         6,545,000               6,578,903
Tarrant County Cultural Education Facilities Finance
 Corporation
 Refunding Revenue Bonds
 Texas Health Resources
 Series 2007A
  02-15-26                           5.00         8,000,000               8,170,960
West Central Regional Housing Finance Corporation
 Revenue Bonds
 Mortgage-backed Securities Program
 Series 2007A (GNMA/FNMA/FHLMC) A.M.T.
  12-01-39                           5.35         3,000,000               3,050,490
Wylie Independent School District
 Unlimited General Obligation Refunding Bonds
 Zero Coupon
 Series 2001 (Permanent School Fund Guarantee)
  08-15-12                           4.80         3,385,000(l)            2,853,724
                                                                    ---------------
Total                                                                    70,842,910
-----------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

               RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT  37

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)

UTAH (0.2%)
Community of Eagle Mountain
 Special Assessment Bonds
 Special Improvement District #2000-1
 Series 2006
  02-01-21                           8.25%       $3,929,000              $3,952,731
Utah Housing Corporation
 Revenue Bonds
 Series 2003A-1 A.M.T.
  07-01-24                           5.13         1,945,000               1,962,641
                                                                    ---------------
Total                                                                     5,915,372
-----------------------------------------------------------------------------------

VIRGINIA (1.4%)
City of Hampton
 Revenue Bonds
 Series 2002 (AMBAC)
  01-15-28                           5.13        10,750,000              11,177,527
Fredericksburg Economic Development Authority
 Refunding Revenue Bonds
 Medicorp Health System Obligation
 Series 2007
  06-15-16                           5.00         4,040,000               4,248,908
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2005
  06-01-26                           5.50         5,200,000               5,737,056
Tobacco Settlement Financing Corporation
 Prerefunded Asset-backed Revenue Bonds
 Series 2005
  06-01-37                           5.63         5,500,000               6,233,095
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007B-1
  06-01-47                           5.00        10,540,000               8,752,310
                                                                    ---------------
Total                                                                    36,148,896
-----------------------------------------------------------------------------------

WASHINGTON (2.6%)
City of Tacoma
 Refunding Revenue Bonds
 Series 2001B (FSA)
  01-01-12                           5.50         5,000,000               5,401,950
Clark County
 Unrefunded Revenue Bonds
 Series 2001B (AMBAC)
  12-01-12                           5.25         2,105,000               2,276,284

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
WASHINGTON (CONT.)
NJB Properties
 Revenue Bonds
 King County Washington Project
 Series 2006A
  12-01-25                           5.00%       $6,445,000              $6,690,683
  12-01-26                           5.00         7,290,000               7,546,098
  12-01-27                           5.00         3,660,000               3,777,669
Skagit County Public Hospital District #1
 Revenue Bonds
 Series 2007
  12-01-28                           5.75         1,500,000               1,528,515
  12-01-32                           5.75         2,000,000               2,027,280
Snohomish County Public Utility District #1
 Refunding Revenue Bonds
 Generation System
 Series 1986A Escrowed to Maturity
  01-01-20                           5.00        17,750,000              19,579,138
Spokane Public Facilities District
 Revenue Bonds
 Series 2003 (MBIA)
  12-01-28                           5.75         3,195,000               3,553,000
Tobacco Settlement Authority of Washington
 Asset-backed Revenue Bonds
 Series 2002
  06-01-26                           6.50         1,190,000               1,239,088
Washington Public Power Supply System
 Revenue Bonds
 Linked Pars & Inflos
 Series 1993 Escrowed to Maturity (FSA)
  07-01-11                           5.75        10,000,000(j)           10,544,700
Washington State Housing Finance Commission
 Revenue Bonds
 Single Family Program
 Series 2007-3A (GNMA/FNMA/FHLMC) A.M.T.
  12-01-38                           4.90         5,470,000               5,226,804
                                                                    ---------------
Total                                                                    69,391,209
-----------------------------------------------------------------------------------

WISCONSIN (2.4%)
Badger Tobacco Asset Securitization Corporation
 Asset-backed Revenue Bonds
 Series 2002
  06-01-27                           6.13        11,795,000              12,188,128
  06-01-32                           6.38         4,740,000               4,878,076

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 38 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
WISCONSIN (CONT.)
Franklin
Revenue Bonds
Waste Management
Series 2003 A.M.T.
  04-01-16                           4.95%      $16,000,000(k)          $15,923,520
Wisconsin Health & Educational Facilities Authority
 Refunding Revenue Bonds
 Wheaton Healthcare
 Series 2006B
  08-15-24                           5.13        15,910,000              15,741,672
  08-15-25                           5.13        15,500,000              15,224,720
                                                                    ---------------
Total                                                                    63,956,116
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $2,437,433,243)                                               $2,505,399,326
-----------------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST (12.3%)(h)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
ARIZONA (0.7%)
Arizona Health Facilities Authority
 Revenue Bonds
 Series 2007
  01-01-37                           4.40%      $20,000,000(d)          $18,244,200
-----------------------------------------------------------------------------------

ARKANSAS (0.1%)
Arkansas Development Finance Authority
 Revenue Bonds
 Series 2001 (GNMA/FNMA) A.M.T.
  07-01-33                           5.30         3,565,000               3,588,356
-----------------------------------------------------------------------------------

CALIFORNIA (2.7%)
Los Angeles Unified School District
 Unlimited General Obligation Bonds
 Series 2000 (FGIC)
  07-01-18                           5.63        10,000,000              10,606,692

MUNICIPAL BONDS HELD IN TRUST (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
CALIFORNIA (CONT.)
Port of Oakland
 Revenue Bonds
 Series 2000-663R-A (FGIC) A.M.T.
  11-01-15                           5.75%       $6,630,000              $6,936,704
Port of Oakland
 Revenue Bonds
 Series 2000-663R-B (FGIC) A.M.T.
  11-01-16                           5.75         6,000,000               6,277,560
San Diego Unified School District
 Series 2000-804R-A
  07-01-20                           5.13         9,560,000               9,960,267
San Diego Unified School District
 Series 2000-804R-B
  07-01-21                           5.13         5,595,000               5,829,263
San Diego Unified School District
 Series 2000-804R-C
  07-01-22                           5.13         4,120,000               4,292,510
San Francisco City & County Airports Commission
 Series 2000-661R-A A.M.T.
  05-01-14                           5.75         3,250,000               3,437,045
San Francisco City & County Airports Commission
 Series 2000-661R-B A.M.T.
  05-01-15                           5.75         3,450,000               3,649,341
San Francisco City & County Airports Commission
 Series 2000-661R-C A.M.T.
  05-01-16                           5.88         3,660,000               3,881,943
State of California
 Unlimited General Obligation Bonds
 Series 1999-195 (MBIA)
  12-01-16                           5.75        16,250,000              17,111,110
                                                                    ---------------
Total                                                                    71,982,435
-----------------------------------------------------------------------------------

DISTRICT OF COLUMBIA (0.2%)
Metropolitan Washington Airports Authority
 Revenue Bonds
 Series 2001 (MBIA) A.M.T.
  10-01-27                           5.50         5,000,000               5,187,900
-----------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

               RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT  39

MUNICIPAL BONDS HELD IN TRUST (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)

GEORGIA (1.1%)
City of Atlanta
 Revenue Bonds
 Series 2000-313 (FGIC) A.M.T.
  01-01-18                           6.00%      $11,150,000             $11,696,059
City of Atlanta
 Revenue Bonds
 Series 2000-376 (FGIC)
  01-01-21                           5.50        16,800,000              17,457,384
                                                                    ---------------
Total                                                                    29,153,443
-----------------------------------------------------------------------------------

HAWAII (1.1%)
Hawaii State Department of Budget & Finance
 Revenue Bonds
 Series 2000-795R (AMBAC) A.M.T.
  07-01-20                           5.70        27,000,000              28,300,320
-----------------------------------------------------------------------------------

ILLINOIS (0.5%)
Chicago O'Hare International Airport
 Revenue Bonds
 Series 2001 (AMBAC) A.M.T.
  07-01-09                           5.63         6,230,000               6,526,983
  01-01-20                           5.63         5,675,000               5,954,583
                                                                    ---------------
Total                                                                    12,481,566
-----------------------------------------------------------------------------------

INDIANA (0.2%)
Indiana Housing Finance Authority
 Revenue Bonds
 Series 2001 (GNMA/FNMA) A.M.T.
  07-01-33                           5.55         4,510,000               4,555,192
-----------------------------------------------------------------------------------

IOWA (0.3%)
Iowa Finance Authority
 Revenue Bonds
 Series 2001 (GMNA/FNMA) A.M.T.
  01-01-09                           5.50         7,530,000               7,612,300
-----------------------------------------------------------------------------------

MISSOURI (0.1%)
Missouri Housing Development Commission
 Revenue Bonds
 Series 2001-224 (GNMA/FNMA) A.M.T.
  09-01-33                           5.50         2,310,000               2,343,354
-----------------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)

NEW JERSEY (0.5%)
New Jersey State Turnpike Authority
 Revenue Bonds
 Series 2000-719R (MBIA)
  07-01-10                           6.00%      $13,000,000             $14,542,952
-----------------------------------------------------------------------------------

NEW YORK (2.0%)
City of New York
 Unlimited General Obligation Bonds
 Series 2000 (FGIC)
  05-15-14                           5.88         5,375,000               5,766,616
  05-15-15                           5.88         5,675,000               6,044,268
  05-15-16                           5.88         3,531,000               3,788,290
New York Mortgage Agency
 Revenue Bonds
 Series 2002 A.M.T.
  04-01-32                           5.40        15,700,000              15,925,621
New York State Energy Research & Development Authority
 Revenue Bonds
 Series 2000-379 (MBIA)
  01-01-21                           5.50        22,560,000              22,593,389
                                                                    ---------------
Total                                                                    54,118,184
-----------------------------------------------------------------------------------

NORTH CAROLINA (0.3%)
North Carolina Housing Finance Agency
 Revenue Bonds
 Series 2002 A.M.T.
  01-01-34                           5.35         7,355,000               7,406,982
-----------------------------------------------------------------------------------

PUERTO RICO (0.3%)(c)
Puerto Rico Housing Finance Corporation
 Revenue Bonds
 Series 2001-257 A.M.T.
  12-01-28                           5.30         9,055,000               9,126,608
-----------------------------------------------------------------------------------

TEXAS (1.3%)
City of Houston
 Revenue Bonds
 Series 2000 (FSA) A.M.T.
  07-01-18                           5.50        13,050,000              13,504,140
  07-01-19                           5.50         8,000,000               8,264,590

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 40 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT

MUNICIPAL BONDS HELD IN TRUST (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                           COUPON       PRINCIPAL
ISSUE(E,F)                          RATE          AMOUNT                   VALUE(A)
TEXAS (CONT.)
Texas Department of Housing & Community Affairs
Revenue Bonds
Series 2002 (MBIA) A.M.T.
  09-01-33                           5.55%       $5,740,000              $5,821,210
  03-01-34                           5.55         6,500,000               6,592,211
                                                                    ---------------
Total                                                                    34,182,151
-----------------------------------------------------------------------------------

WASHINGTON (0.9%)
State of Washington
 Unlimited General Obligation Bonds
 1st Series 2000-389
  07-01-18                           5.63        12,050,000              12,758,447
State of Washington
 Unlimited General Obligation Bonds
 2nd Series 2000-389
  07-01-19                           5.63        11,925,000              12,627,263
                                                                    ---------------
Total                                                                    25,385,710
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $317,852,077)                                                   $328,211,653
-----------------------------------------------------------------------------------

MUNICIPAL NOTES (0.8%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(E,F,G)                        YIELD        MATURITY                  VALUE(A)
FLORIDA (0.2%)
Jacksonville Health Facilities Authority
 Revenue Bonds
 Baptist Medical
 V.R.D.N. Series 2007 (Bank of America)
  08-15-34                           3.52%       $4,400,000              $4,400,000
-----------------------------------------------------------------------------------

MUNICIPAL NOTES (CONTINUED)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUE(E,F,G)                        YIELD        MATURITY                  VALUE(A)

ILLINOIS (--%)
Illinois Health Facilities Authority
 Revenue Bonds
 University Chicago Hospitals Project
 V.R.D.N. Series 1994C
 (JPMorgan Chase Bank) MBIA
  08-15-26                           3.66%         $800,000                $800,000
-----------------------------------------------------------------------------------

NEBRASKA (--%)
American Public Energy Agency
 Revenue Bonds
 V.R.D.N. Series 2005A (Societe Generale)
  12-01-15                           3.56           800,000                 800,000
-----------------------------------------------------------------------------------

TENNESSEE (0.6%)
Montgomery County Public Building Authority
 Revenue Bonds
 Tennessee County Loan Pool
 V.R.D.N. Series 2006 (Bank of America)
  02-01-36                           3.62        13,615,000              13,615,000
-----------------------------------------------------------------------------------

TEXAS (--%)
Harris County Industrial Development
 Corporation
 Revenue Bonds
 Exxon Mobil Corporation
 V.R.D.N. Series 1984
  03-01-24                           3.59         1,300,000               1,300,000
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $20,915,000)                                                     $20,915,000
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,776,200,320)(n)                                            $2,854,525,979
===================================================================================

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT NOV. 30, 2007

                             NUMBER OF                                   UNREALIZED
                             CONTRACTS      NOTIONAL      EXPIRATION   APPRECIATION/
CONTRACT DESCRIPTION        LONG/(SHORT)  MARKET VALUE       DATE      (DEPRECIATION)
-------------------------------------------------------------------------------------
U.S. Treasury Note, 5-year    (1,759)     $(194,149,625)  Dec. 2007     $(4,712,003)

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

               RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT  41

INTEREST RATE SWAP CONTRACTS OUTSTANDING AT NOV. 30, 2007

                                             FUND PAY/
                                              RECEIVE                             NOTIONAL
                                             FLOATING   FIXED                     PRINCIPAL     UNREALIZED
COUNTERPARTY        FLOATING RATE INDEX        RATE     RATE    EXPIRATION DATE    AMOUNT      APPRECIATION
-----------------------------------------------------------------------------------------------------------
Citibank        Municipal Market Data Index     Pay      3.43%  Dec. 20, 2007    $30,000,000      $220,800
Citibank        Municipal Market Data Index     Pay      3.43   Dec. 21, 2007     30,000,000       220,800
Citibank        Municipal Market Data Index     Pay      3.43   Dec. 24, 2007     30,000,000       220,800
Morgan Stanley  Municipal Market Data Index     Pay     3.505   Feb. 14, 2008     32,400,000       339,714
Morgan Stanley  Municipal Market Data Index     Pay     3.505   Feb. 15, 2008     32,400,000       339,713
Morgan Stanley  Municipal Market Data Index     Pay      3.47   Feb. 21, 2008     32,400,000       287,226
Morgan Stanley  Municipal Market Data Index     Pay      3.47   Feb. 22, 2008     32,400,000       287,225
-----------------------------------------------------------------------------------------------------------
Total                                                                                           $1,916,278
-----------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) At Nov. 30, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $5,294,575.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 5.3% of net assets at Nov. 30, 2007.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2007, the value of these securities amounted to $30,401,500 or 1.1% of net assets.

(e) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    -- ACA Financial Guaranty Corporation
AMBAC  -- Ambac Assurance Corporation
BIG    -- Bond Investors Guarantee
CGIC   -- Capital Guaranty Insurance Company
CIFG   -- IXIS Financial Guaranty
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Authority
FNMA   -- Federal National Mortgage Association
FHLMC  -- Federal Home Loan Mortgage Corporation
FSA    -- Financial Security Assurance
GNMA   -- Government National Mortgage Association
MBIA   -- MBIA Insurance Corporation
XLCA   -- XL Capital Assurance

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 42 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT

(f)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    -- Alternative Minimum Tax -- At Nov. 30, 2007, the value of securities subject to alternative minimum tax represented
             16.4% of net assets.
B.A.N.    -- Bond Anticipation Note
C.P.      -- Commercial Paper
R.A.N.    -- Revenue Anticipation Note
T.A.N.    -- Tax Anticipation Note
T.R.A.N.  -- Tax & Revenue Anticipation Note
V.R.      -- Variable Rate
V.R.D.B.  -- Variable Rate Demand Bond
V.R.D.N.  -- Variable Rate Demand Note

(g) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2007.

(h)  Municipal Bonds Held in Trust -- See Note 1 to the financial statements.

(i) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Nov. 30, 2007. At Nov. 30, 2007, the value of inverse floaters represented 0.4% of net assets.

(j) This security may be separated into floating and inverse floating rate securities which may be traded separately. Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates.

(k) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2007.

(l) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(m) At Nov. 30, 2007, investments in securities included securities valued at $2,245,920 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(n) At Nov. 30, 2007, the cost of securities for federal income tax purposes was $2,775,628,392 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $113,392,022
Unrealized depreciation                                             (34,494,435)
-------------------------------------------------------------------------------
Net unrealized appreciation                                         $78,897,587
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

               RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT  43

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOV. 30, 2007

ASSETS
Investments in securities, at value
   (identified cost $2,776,200,320)                             $2,854,525,979
Cash                                                                    12,935
Cash deposited and collateral held with brokers                        281,000
Capital shares receivable                                            1,066,649
Accrued interest receivable                                         40,750,726
Receivable for investment securities sold                            2,089,654
Unrealized appreciation on swap contracts                            1,916,278
------------------------------------------------------------------------------
Total assets                                                     2,900,643,221
------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                    1,228,317
Capital shares payable                                               4,296,686
Payable for investment securities purchased                          6,530,453
Variation margin payable                                                54,969
Short-term floating rate notes outstanding                         212,711,000
Accrued investment management services fee                              32,916
Accrued distribution fee                                               572,520
Accrued transfer agency fee                                                599
Accrued administrative services fee                                      4,614
Other accrued expenses                                                 171,835
------------------------------------------------------------------------------
Total liabilities                                                  225,603,909
------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $2,675,039,312
==============================================================================
REPRESENTED BY
Capital stock -- $.01 par value                                 $    6,215,532
Additional paid-in capital                                       2,591,426,483
Undistributed net investment income                                  3,835,460
Accumulated net realized gain (loss)                                (1,968,097)
Unrealized appreciation (depreciation) on investments               75,529,934
------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $2,675,039,312
==============================================================================

Net assets applicable to outstanding
   shares:                                 Class A                          $2,581,740,475
                                           Class B                          $   79,940,264
                                           Class C                          $   13,358,573
Net asset value per share of outstanding   Class A
   capital stock:                          shares(1)          599,871,661   $         4.30
                                           Class B shares      18,578,815   $         4.30
                                           Class C shares       3,102,677   $         4.31
------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $4.51. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------

 44 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT

STATEMENT OF OPERATIONS
YEAR ENDED NOV. 30, 2007

INVESTMENT INCOME
Income:
Interest                                                        $ 149,645,057
-----------------------------------------------------------------------------
Expenses:
Investment management services fee                                 13,006,578
Distribution fee
   Class A                                                          6,999,748
   Class B                                                          1,047,672
   Class C                                                            155,358
Transfer agency fee
   Class A                                                          1,389,846
   Class B                                                             56,495
   Class C                                                              8,236
Administrative services fee                                         1,823,812
Interest and fee expense                                            8,746,534
Compensation of board members                                          51,525
Custodian fees                                                        158,010
Printing and postage                                                  169,225
Registration fees                                                      71,825
Professional fees                                                      79,107
Other                                                                  41,022
-----------------------------------------------------------------------------
Total expenses                                                     33,804,993
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                               (1,081,568)
-----------------------------------------------------------------------------
                                                                   32,723,425
   Earnings and bank fee credits on cash balances                    (336,636)
-----------------------------------------------------------------------------
Total net expenses                                                 32,386,789
-----------------------------------------------------------------------------
Investment income (loss) -- net                                   117,258,268
-----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                            5,608,611
   Futures contracts                                                3,647,734
   Swap transactions                                                  182,389
-----------------------------------------------------------------------------
Net realized gain (loss) on investments                             9,438,734
Net change in unrealized appreciation (depreciation) on
   investments                                                   (106,363,162)
-----------------------------------------------------------------------------
Net gain (loss) on investments                                    (96,924,428)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $  20,333,840
=============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------

               RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT  45

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED NOV. 30,                                         2007              2006
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                        $  117,258,268    $  131,297,306
Net realized gain (loss) on investments                     9,438,734        (7,057,990)
Net change in unrealized appreciation (depreciation)
   on investments                                        (106,363,162)       65,394,391
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              20,333,840       189,633,707
---------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                            (112,815,266)     (125,790,378)
      Class B                                              (3,412,825)       (4,973,198)
      Class C                                                (508,160)         (631,193)
      Class Y                                                      --               (80)
   Net realized gain
      Class A                                                      --       (20,075,761)
      Class B                                                      --        (1,102,138)
      Class C                                                      --          (134,324)
      Class Y                                                      --               (12)
---------------------------------------------------------------------------------------
Total distributions                                      (116,736,251)     (152,707,084)
---------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                         129,879,458       144,687,932
   Class B shares                                           4,598,384         7,261,078
   Class C shares                                           1,563,551         1,717,328
Reinvestment of distributions at net asset value
   Class A shares                                          81,263,275       106,845,504
   Class B shares                                           2,630,613         4,741,662
   Class C shares                                             448,461           676,194
Payments for redemptions
   Class A shares                                        (579,448,911)     (705,013,941)
   Class B shares                                         (50,533,335)      (76,158,823)
   Class C shares                                          (6,070,519)       (7,736,166)
   Class Y shares                                              (1,946)               --
---------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                          (415,670,969)     (522,979,232)
---------------------------------------------------------------------------------------
Total increase (decrease) in net assets                  (512,073,380)     (486,052,609)
Net assets at beginning of year                         3,187,112,692     3,673,165,301
---------------------------------------------------------------------------------------
Net assets at end of year                              $2,675,039,312    $3,187,112,692
=======================================================================================
Undistributed net investment income                    $    3,835,460    $    3,313,443
---------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------

 46 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Tax-Exempt High Income Fund (the Fund) is a series of RiverSource Tax-Exempt Income Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Tax-Exempt Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests in municipal bonds and in other debt obligations issued by or on behalf of state or local governmental units whose interest is exempt from federal income tax and is not subject to the alternative minimum tax (AMT). The Fund may invest in debt obligations, the interest from which is subject to AMT. The Fund invests in medium and higher quality municipal bonds and other debt obligations. The Fund may also invest in lower-quality bonds which help to obtain a higher portfolio yield. Lower quality-bonds often called "junk bonds" include securities that are below investment grade, commonly defined as bonds receiving a Standard & Poor's rating below BBB or a Moody's rating below Baa or non-rated securities of comparable quality.

The Fund offers Class A, Class B and Class C shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

At June 9, 2007, all Class Y shares were liquidated.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the


--------------------------------------------------------------------------------

               RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT 47 over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Nov. 30, 2007, the Fund has entered into outstanding when-issued securities of $5,294,575.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The Fund may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt


--------------------------------------------------------------------------------

 48 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the year ended Nov. 30, 2007, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure or to protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

INTEREST RATE SWAP TRANSACTIONS

The Fund may enter into interest rate swap agreements to produce incremental earnings or to gain exposure to or protect itself from market changes. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate. The Fund may employ interest rate swaps to synthetically add or subtract principal exposure to the municipal market.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into an interest rate swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swap to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions entered.


--------------------------------------------------------------------------------

               RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT  49

INVERSE FLOATER PROGRAM TRANSACTIONS

The Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the short-term floating rate notes to tender their notes at par, and (2) to transfer the municipal bonds from the trusts to the Fund, thereby collapsing the trusts. The municipal bonds transferred to the trusts remain in the Fund's investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption "Short-term floating rate notes outstanding" in the "Statement of assets and liabilities." The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly, or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. The bonds held by the trusts serve as collateral for the short-term floating rate notes outstanding. Contractual maturities and interest rates of the municipal bonds held in trust at Nov. 30, 2007, are presented in the "Portfolio of Investments." The inclusion of interest and fee expense related to the short-term floating rate notes corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. At Nov. 30, 2007, the market value of municipal bonds held in trust and short-term floating rate notes outstanding were as follows:

                     SHORT-TERM
 MARKET VALUE OF    FLOATING RATE   WEIGHTED AVERAGE OF
 MUNICIPAL BONDS        NOTES            INTEREST
  HELD IN TRUST      OUTSTANDING           RATES
-------------------------------------------------------
  $328,211,653      $212,711,000           8.73%

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of


--------------------------------------------------------------------------------

 50 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED NOV. 30,                                 2007            2006
----------------------------------------------------------------------------
CLASS A
Distributions paid from:
      Ordinary income -- tax-exempt
         distributions*.....................    $112,815,266    $127,478,921
      Long-term capital gain................              --      18,387,218
CLASS B
Distributions paid from:
      Ordinary income -- tax-exempt
         distributions*.....................       3,412,825       5,065,897
      Long-term capital gain................              --       1,009,439
CLASS C
Distributions paid from:
      Ordinary income -- tax-exempt
         distributions*.....................         508,160         642,491
      Long-term capital gain................              --         123,026
CLASS Y
Distributions paid from:
      Ordinary income -- tax-exempt
         distributions*.....................              --              81
      Long-term capital gain................              --              11

* Tax-exempt distributions were 99.02% and 98.41% for the years ended 2007 and 2006, respectively.

At Nov. 30, 2007, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income...............................  $ 2,180,323
Undistributed accumulated long-term gain....................  $ 1,203,721
Unrealized appreciation (depreciation)......................  $75,241,570

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierachy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of operations for a fiscal period. The


--------------------------------------------------------------------------------

               RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT 51 application of SFAS 157 will be effective for the Fund's fiscal year beginning Dec. 1, 2007. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 in its semiannual report for the period ending May 31, 2008. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.47% to 0.30% annually as the Fund's assets increase. The management fee for the year ended Nov. 30, 2007, was 0.45% of the Fund's average daily net assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets


--------------------------------------------------------------------------------

 52 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT increase. The fee for the year ended Nov. 30, 2007, was 0.06% of the Fund's average daily net assets.

Other expenses in the amount of $229 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $20.50

-  Class B $21.50

-  Class C $21.00

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $1,080,616 for Class A, $99,759 for Class B and $1,869 for Class C for the year ended Nov. 30, 2007.

For the year ended Nov. 30, 2007, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse


--------------------------------------------------------------------------------

               RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT 53 floater programs) were 0.79% for Class A, 1.54% for Class B and 1.54% for Class
C. Of these waived/reimbursed fees and expenses, the transfer agency fees at the class level were $549,877, $20,575, and $3,051 for Class A, Class B and Class C. The management fees at the Fund level were $508,065. Under an agreement, which was effective until Nov. 30, 2007, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs) would not exceed 0.79% for Class A, 1.55% for Class B and 1.55% for Class C of the Fund's average daily net assets. Effective Dec. 1, 2007, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A, 1.54% for Class B and 1.54% for Class C of the Fund's average daily net assets until Nov. 30, 2008, unless sooner terminated at the discretion of the Board.

During the year ended Nov. 30, 2007, the Fund's custodian and transfer agency fees were reduced by $336,636 as a result of earnings and bank fee credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,311,468,674 and $1,649,506,862, respectively, for the year ended Nov. 30, 2007. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                 YEAR ENDED NOV. 30, 2007
                                            ISSUED FOR                             NET
                                            REINVESTED                          INCREASE
                                SOLD       DISTRIBUTIONS      REDEEMED         (DECREASE)
---------------------------------------------------------------------------------------------
Class A                      29,821,360     18,690,151      (133,127,002)      (84,615,491)
Class B                       1,052,384        604,542       (11,647,450)       (9,990,524)
Class C                         358,518        103,026        (1,394,366)         (932,822)
Class Y                              --             --              (451)             (451)
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 54 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT

                                                 YEAR ENDED NOV. 30, 2006
                                            ISSUED FOR                             NET
                                            REINVESTED                          INCREASE
                                SOLD       DISTRIBUTIONS      REDEEMED         (DECREASE)
---------------------------------------------------------------------------------------------
Class A                      33,154,849     24,449,161      (161,411,400)     (103,807,390)
Class B                       1,662,041      1,085,575       (17,496,435)      (14,748,819)
Class C                         392,852        154,694        (1,770,243)       (1,222,697)
Class Y                              --             --                --                --
---------------------------------------------------------------------------------------------

5. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the year ended Nov. 30, 2007.

6. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.


--------------------------------------------------------------------------------

               RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT  55

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise


--------------------------------------------------------------------------------

 56 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT

Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------

               RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT  57

7. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED NOV. 30,            2007              2006           2005           2004           2003
Net asset value, beginning of period      $4.44          $4.39          $4.42          $4.46          $4.38
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .18(b)         .17            .18            .18            .20
Net gains (losses) (both realized and
 unrealized)                               (.14)           .08           (.04)          (.04)           .07
-----------------------------------------------------------------------------------------------------------
Total from investment operations            .04            .25            .14            .14            .27
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.18)          (.17)          (.17)          (.18)          (.19)
Distributions from realized gains            --           (.03)            --             --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.18)          (.20)          (.17)          (.18)          (.19)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.30          $4.44          $4.39          $4.42          $4.46
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $2,582         $3,042         $3,460         $3,914         $4,321
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including
 interest and fee expense)(c),(d)         1.13%          1.09%           .98%           .89%           .91%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including
 interest and fee expense)(c),(d)         1.09%(e)       1.05%(e)        .97%(e)        .89%           .91%
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding
 interest and fee expense)(c)              .83%           .83%           .81%           .80%           .79%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding
 interest and fee expense)(c)              .79%(e)        .79%(e)        .80%(e)        .80%           .79%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.05%          3.93%          3.89%          3.98%          4.46%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     47%            30%            30%            22%            44%
-----------------------------------------------------------------------------------------------------------
Total return(f)                            .83%          5.81%          3.25%          3.15%          6.39%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. See Note 1 to the financial statements.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses.
(f)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------

 58 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED NOV. 30,               2007           2006           2005           2004           2003
Net asset value, beginning of period      $4.44          $4.39          $4.41          $4.46          $4.38
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .14(b)         .14            .14            .15            .17
Net gains (losses) (both realized and
 unrealized)                               (.14)           .07           (.02)          (.05)           .07
-----------------------------------------------------------------------------------------------------------
Total from investment operations             --            .21            .12            .10            .24
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.14)          (.13)          (.14)          (.15)          (.16)
Distributions from realized gains            --           (.03)            --             --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.14)          (.16)          (.14)          (.15)          (.16)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.30          $4.44          $4.39          $4.41          $4.46
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $80           $127           $190           $250           $319
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including
 interest and fee expense)(c),(d)         1.88%          1.85%          1.74%          1.64%          1.67%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including
 interest and fee expense)(c),(d)         1.84%(e)       1.81%(e)       1.73%(e)       1.64%          1.67%
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding
 interest and fee expense)(c)             1.58%          1.59%          1.57%          1.55%          1.55%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding
 interest and fee expense)(c)             1.54%(e)       1.55%(e)       1.56%(e)       1.55%          1.55%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.26%          3.15%          3.13%          3.23%          3.70%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     47%            30%            30%            22%            44%
-----------------------------------------------------------------------------------------------------------
Total return(f)                            .07%          5.01%          2.69%          2.14%          5.60%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. See Note 1 to the financial statements.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses.
(f)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

               RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT  59

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED NOV. 30,            2007              2006           2005           2004           2003
Net asset value, beginning of period      $4.45          $4.39          $4.42          $4.46          $4.38
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .14(b)         .14            .14            .15            .17
Net gains (losses) (both realized and
 unrealized)                               (.14)           .08           (.03)          (.04)           .07
-----------------------------------------------------------------------------------------------------------
Total from investment operations             --            .22            .11            .11            .24
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.14)          (.13)          (.14)          (.15)          (.16)
Distributions from realized gains            --           (.03)            --             --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.14)          (.16)          (.14)          (.15)          (.16)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.31          $4.45          $4.39          $4.42          $4.46
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $13            $18            $23            $28            $30
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including
 interest and fee expense)(c),(d)         1.88%          1.85%          1.74%          1.64%          1.68%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including
 interest and fee expense)(c),(d)         1.84%(e)       1.81%(e)       1.73%(e)       1.64%          1.68%
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding
 interest and fee expense)(c)             1.58%          1.59%          1.57%          1.55%          1.56%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding
 interest and fee expense)(c)             1.54%(e)       1.55%(e)       1.56%(e)       1.55%          1.56%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              3.29%          3.16%          3.13%          3.23%          3.70%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     47%            30%            30%            22%            44%
-----------------------------------------------------------------------------------------------------------
Total return(f)                            .08%          5.25%          2.46%          2.37%          5.59%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. See Note 1 to the financial statements.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses.
(f)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

 60 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Tax-Exempt High Income Fund (the
Fund) of the RiverSource Tax-Exempt Income Series, Inc. as of November 30, 2007, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements and financial highlights of the Fund for the periods presented through November 30, 2006, were audited by other auditors whose report dated January 22, 2007, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2007, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2007 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Tax-Exempt High Income Fund of the RiverSource Tax-Exempt Income Series, Inc. at November 30, 2007, the results of its operations, changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
January 18, 2008

--------------------------------------------------------------------------------

               RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT  61

FEDERAL INCOME TAX INFORMATION

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

Fiscal year ended Nov. 30, 2007

CLASS A

INCOME DISTRIBUTIONS - 99.02% are tax-exempt.
PAYABLE DATE                                                       PER SHARE
Dec. 18, 2006...............................................        $0.01024
Jan. 23, 2007...............................................         0.01719
Feb. 23, 2007...............................................         0.01448
March 26, 2007..............................................         0.01510
April 25, 2007..............................................         0.01430
May 25, 2007................................................         0.01438
June 25, 2007...............................................         0.01522
July 25, 2007...............................................         0.01438
Aug. 24, 2007...............................................         0.01429
Sept. 24 2007...............................................         0.01492
Oct. 26, 2007...............................................         0.01538
Nov. 26, 2007...............................................         0.01516
Total distributions.........................................        $0.17504

CLASS B

INCOME DISTRIBUTIONS - 99.02% are tax-exempt.
PAYABLE DATE                                                       PER SHARE
Dec. 18, 2006...............................................        $0.00830
Jan. 23, 2007...............................................         0.01388
Feb. 23, 2007...............................................         0.01167
March 26, 2007..............................................         0.01225
April 25, 2007..............................................         0.01157
May 25, 2007................................................         0.01167
June 25, 2007...............................................         0.01235
July 25, 2007...............................................         0.01160
Aug. 24, 2007...............................................         0.01163
Sept. 24 2007...............................................         0.01216
Oct. 26, 2007...............................................         0.01252
Nov. 26, 2007...............................................         0.01240
Total distributions.........................................        $0.14200

--------------------------------------------------------------------------------

 62 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT

CLASS C

INCOME DISTRIBUTIONS - 99.02% are tax-exempt.
PAYABLE DATE                                                       PER SHARE
Dec. 18, 2006...............................................        $0.00830
Jan. 23, 2007...............................................         0.01390
Feb. 23, 2007...............................................         0.01167
March 26, 2007..............................................         0.01226
April 25, 2007..............................................         0.01158
May 25, 2007................................................         0.01169
June 25, 2007...............................................         0.01237
July 25, 2007...............................................         0.01171
Aug. 24, 2007...............................................         0.01164
Sept. 24 2007...............................................         0.01217
Oct. 26, 2007...............................................         0.01253
Nov. 26, 2007...............................................         0.01241
Total distributions.........................................        $0.14223

SOURCE OF DISTRIBUTIONS

For dividends paid by the Fund to be tax-exempt the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

FEDERAL TAXATION

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage for 2007 was 12.42%.

OTHER TAXATION

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

--------------------------------------------------------------------------------

               RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT  63

SOURCE OF INCOME BY STATE

Percentages of income from municipal securities earned by the Fund from various states during the year ended Nov. 30, 2007 are listed below.

Alabama.....................................................          1.036%
Alaska......................................................           0.178
Arizona.....................................................           0.961
Arkansas....................................................           0.239
California..................................................          19.494
Colorado....................................................           2.098
Connecticut.................................................           0.856
Florida.....................................................           3.094
Georgia.....................................................           2.401
Hawaii......................................................           1.527
Illinois....................................................           3.233
Indiana.....................................................           0.918
Iowa........................................................           0.353
Kansas......................................................           0.311
Kentucky....................................................           0.064
Louisiana...................................................           2.748
Maine.......................................................           0.107
Maryland....................................................           1.126
Massachusetts...............................................           3.988
Michigan....................................................           3.555
Minnesota...................................................           4.331
Mississippi.................................................           0.989
Missouri....................................................           0.100
Montana.....................................................           0.164
Nebraska....................................................           0.668
Nevada......................................................           1.211
New Hampshire...............................................           0.297
New Jersey..................................................           3.715
New Mexico..................................................           0.208
New York....................................................          11.381
North Carolina..............................................           4.233
North Dakota................................................           0.188
Ohio........................................................           3.103
Oklahoma....................................................           0.071
Oregon......................................................           0.200
Pennsylvania................................................           1.542
Puerto Rico.................................................           4.458
Rhode Island................................................           0.225
South Carolina..............................................           1.265
South Dakota................................................           0.328
Tennessee...................................................           2.693
Texas.......................................................           2.823
Utah........................................................           0.821
Vermont.....................................................           0.129
Virginia....................................................           1.061
Washington..................................................           2.971
Washington, D.C.............................................           0.727
Wisconsin...................................................           1.708
Wyoming.....................................................           0.103

--------------------------------------------------------------------------------

 64 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 104 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION                 OTHER
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Kathleen Blatz           Board member       Chief Justice, Minnesota Supreme
901 S. Marquette Ave.    since 2006         Court, 1998-2005
Minneapolis, MN 55402
Age 53
-----------------------------------------------------------------------------------------------------
Arne H. Carlson          Board member       Chair, RiverSource Funds,
901 S. Marquette Ave.    since 1999         1999-2006; former Governor of
Minneapolis, MN 55402                       Minnesota
Age 73
-----------------------------------------------------------------------------------------------------
Pamela G. Carlton        Board member       President, Springboard -- Partners
901 S. Marquette Ave.    since 2007         in Cross Cultural Leadership
Minneapolis, MN 55402                       (consulting company)
Age 52
-----------------------------------------------------------------------------------------------------
Patricia M. Flynn        Board member       Trustee Professor of Economics and
901 S. Marquette Ave.    since 2004         Management, Bentley College; former
Minneapolis, MN 55402                       Dean, McCallum Graduate School of
Age 57                                      Business, Bentley College
-----------------------------------------------------------------------------------------------------
Anne P. Jones            Board member       Attorney and Consultant
901 S. Marquette Ave.    since 1985
Minneapolis, MN 55402
Age 72
-----------------------------------------------------------------------------------------------------
Jeffrey Laikind, CFA     Board member       Former Managing Director, Shikiar    American Progressive
901 S. Marquette Ave.    since 2005         Asset Management                     Insurance
Minneapolis, MN 55402
Age 72
-----------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.    Board member       President Emeritus and Professor of  Valmont Industries,
901 S. Marquette Ave.    since 2002 and     Economics, Carleton College          Inc. (manufactures
Minneapolis, MN 55402    Chair of the                                            irrigation systems)
Age 68                   Board since 2007
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT  65

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION                 OTHER
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Catherine James Paglia   Board member       Director, Enterprise Asset           Strategic
901 S. Marquette Ave.    since 2004         Management, Inc. (private real       Distribution, Inc.
Minneapolis, MN 55402                       estate and asset management          (transportation,
Age 55                                      company)                             distribution and
                                                                                 logistics
                                                                                 consultants)
-----------------------------------------------------------------------------------------------------
Alison Taunton-Rigby     Board member       Chief Executive Officer, RiboNovix,  Hybridon, Inc.
901 S. Marquette Ave.    since 2002         Inc. since 2003 (biotechnology);     (biotechnology);
Minneapolis, MN 55402                       former President, Forester Biotech   American Healthways,
Age 63                                                                           Inc. (health
                                                                                 management programs)
-----------------------------------------------------------------------------------------------------

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION                 OTHER
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
William F. Truscott      Board member       President -- U.S. Asset Management
53600 Ameriprise         since 2001,        and Chief Investment Officer,
Financial Center         Vice President     Ameriprise Financial, Inc. and
Minneapolis, MN 55474    since 2002         President, Chairman of the Board
Age 47                                      and Chief Investment Officer,
                                            RiverSource Investments, LLC since
                                            2005; President, Ameriprise
                                            Certificate Company since 2006;
                                            Senior Vice President -- Chief
                                            Investment Officer, Ameriprise
                                            Financial, Inc. and Chairman of the
                                            Board and Chief Investment Officer,
                                            RiverSource Investments, LLC,
                                            2001-2005
-----------------------------------------------------------------------------------------------------

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting riversource.com/funds.

--------------------------------------------------------------------------------

 66 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------
Patrick T. Bannigan      President since    Senior Vice President -- Asset Management,
172 Ameriprise           2006               RiverSource Investments, LLC since 2006;
Financial Center                            Managing Director and Global Head of Product,
Minneapolis, MN 55474                       Morgan Stanley Investment Management,
Age 41                                      2004-2006; President, Touchstone Investments,
                                            2002-2004; Director of Strategic Planning,
                                            Evergreen Investments, 1995-2002
------------------------------------------------------------------------------------------
Michelle M. Keeley       Vice President     Executive Vice President -- Equity and Fixed
172 Ameriprise           since 2004         Income, Ameriprise Financial, Inc. and
Financial Center                            RiverSource Investments, LLC since 2006; Vice
Minneapolis, MN 55474                       President -- Investments, Ameriprise
Age 43                                      Certificate Company since 2003; Senior Vice
                                            President -- Fixed Income, Ameriprise
                                            Financial, Inc., 2002-2006 and RiverSource
                                            Investments, LLC, 2004-2006; Managing
                                            Director, Zurich Global Assets, 2001-2002
------------------------------------------------------------------------------------------
Amy K. Johnson           Vice President     Vice President -- Asset Management and Trust
5228 Ameriprise          since 2006         Company Services, RiverSource Investments, LLC
Financial Center                            since 2006; Vice President -- Operations and
Minneapolis, MN 55474                       Compliance, RiverSource Investments, LLC,
Age 42                                      2004-2006; Director of Product
                                            Development -- Mutual Funds, Ameriprise
                                            Financial, Inc., 2001-2004
------------------------------------------------------------------------------------------
Jeffrey P. Fox           Treasurer since    Vice President -- Investment Accounting,
105 Ameriprise           2002               Ameriprise Financial, Inc. since 2002; Vice
Financial Center                            President -- Finance, American Express
Minneapolis, MN 55474                       Company, 2000-2002
Age 52
------------------------------------------------------------------------------------------
Scott R. Plummer         Vice President,    Vice President and Chief Counsel -- Asset
5228 Ameriprise          General Counsel    Management, Ameriprise Financial, Inc. since
Financial Center         and Secretary      2005; Vice President, General Counsel and
Minneapolis, MN 55474    since 2006         Secretary, Ameriprise Certificate Company
Age 48                                      since 2005; Vice President -- Asset Management
                                            Compliance, Ameriprise Financial, Inc.,
                                            2004-2005; Senior Vice President and Chief
                                            Compliance Officer, U.S. Bancorp Asset
                                            Management, 2002-2004; Second Vice President
                                            and Assistant General Counsel, Hartford Life,
                                            2001-2002
------------------------------------------------------------------------------------------
Jennifer D. Lammers      Chief Compliance   U.S. Asset Management Chief Compliance
172 Ameriprise           Officer since      Officer, RiverSource Investments, LLC since
Financial Center         2006               2006; Director -- Mutual Funds, Voyageur Asset
Minneapolis, MN 55474                       Management, 2003-2006; Director of Finance,
Age 47                                      Voyageur Asset Management, 2000-2003
------------------------------------------------------------------------------------------
Neysa M. Alecu           Money Laundering   Compliance Director and Anti-Money Laundering
2934 Ameriprise          Prevention         Officer, Ameriprise Financial, Inc. since
Financial Center         Officer since      2004; Manager Anti-Money Laundering,
Minneapolis, MN 55474    2004               Ameriprise Financial, Inc., 2003-2004;
Age 43                                      Compliance Director and Bank Secrecy Act
                                            Officer, American Express Centurion Bank,
                                            2000-2003
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT  67

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

 68 RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On April 12, 2007, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2007 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended Nov. 30, 2006 and the year ended Nov. 30, 2005 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through April 12, 2007 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

--------------------------------------------------------------------------------

               RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND -- 2007 ANNUAL REPORT  69

     RIVERSOURCE(R) TAX-EXEMPT HIGH INCOME FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed
                                        by RiverSource Investments, LLC. These
                                        companies are part of Ameriprise Financial,
                                        Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                           S-6430 AE (1/08)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

     (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

     (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind and Anne P. Jones, each qualify as audit committee financial experts.

Item 4. Principal Accountant Fees and Services

Fund - Related Fees

(a) Audit Fees. The fees for the year ended Nov. 30, to Ernst & Young LLP for professional services rendered for the audit of the annual financial statements for RiverSource Tax-Exempt Income Series, Inc. were as follows:

                                 2007 - $24,650

(b) Audit - Related Fees. The fees for the year ended Nov. 30, to Ernst & Young LLP for additional professional services rendered in connection with the semiannual financial statement review for RiverSource Tax-Exempt Income Series, Inc. were as follows:

                                   2007 - $350

(c) Tax Fees. The fees for the year ended Nov. 30, to Ernst & Young LLP for tax compliance related services for RiverSource Tax-Exempt Income Series, Inc. were as follows:

                                  2007 - $3,000

(d) All Other Fees. The fees for the year ended Nov. 30, to Ernst & Young LLP for additional professional services rendered for RiverSource Tax-Exempt Income Series, Inc. were as follows:

                                    2007 - $0

(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2007 were pre-approved by the audit committee.

(f)  Not applicable.

(g) Non-Audit Fees. The fees for the year ended Nov. 30, to Ernst & Young LLP by the registrant for non-audit fees and by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                                 2007 - $624,800

(h) 100% of the services performed in item (g) above during 2007 were pre-approved by the Ameriprise Financial Audit Committee and/or the RiverSource Mutual Funds Audit Committee.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

     (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial

     Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under
     Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

     (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

     (a)(3) Not applicable.

     (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          RiverSource Tax-Exempt Income Series, Inc.


By /s/ Patrick T. Bannigan
   --------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date February 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   --------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date February 1, 2008


By /s/ Jeffrey P. Fox
   --------------------------------
   Jeffrey P. Fox
   Treasurer and Principal
   Financial Officer

Date February 1, 2008